UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Registrant is making a filing for 6 of its series: Allspring Managed Account CoreBuilder® Shares—Series EM, Allspring Emerging Markets Equity Fund, Allspring Emerging Markets Equity Advantage Fund, Allspring International Equity Fund, Allspring Special Global Small Cap Fund and Allspring Special International Small Cap Fund.

Date of reporting period: April 30, 2026

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Shareholder Report

April 30, 2026

Managed Account CoreBuilder® Shares - Series EM

ACBEX

This semi-annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series EM for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series EM	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund. This commitment has an indefinite term. Without this commitment, the costs shown above would have been higher. See the prospectus for expenses excluded from this commitment.

KEY FUND STATISTICS

Table Summary
Total net assets	$6,032,007
# of portfolio holdings	68
Portfolio turnover rate	42%
Total advisory fees paid	$0

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Samsung Electronics Co. Ltd.	12.7
SK Hynix, Inc.	6.3
MediaTek, Inc.	5.2
Hyundai Motor Co.	2.4
Delta Electronics, Inc.	2.3
State Bank of India	2.0
Embassy Office Parks REIT	2.0
Samsung Electronics Co. Ltd., Preferred stock	1.9
Power Grid Corp. of India Ltd.	1.8
Lite-On Technology Corp. ADR	1.7

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
South Korea	30.4
India	17.9
Taiwan	16.6
China	14.6
Brazil	3.8
Saudi Arabia	3.2
South Africa	2.2
Mexico	2.1
Malaysia	1.8
Hungary	1.7
Other	5.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	39.7
Financials	23.0
Industrials	9.4
Consumer discretionary	8.1
Real estate	5.0
Utilities	3.1
Health care	3.1
Materials	2.9
Consumer staples	2.7
Communication services	2.1
Energy	0.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4904 04-26

Semi-Annual Shareholder Report

April 30, 2026

Emerging Markets Equity Fund

Class A

EMGAX

This semi-annual shareholder report contains important information about Emerging Markets Equity Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$75	1.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$3,859,115,375
# of portfolio holdings	116
Portfolio turnover rate	5%
Total advisory fees paid	$16,682,489

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0
Samsung Electronics Co. Ltd.	9.5
SK Hynix, Inc.	6.8
Tencent Holdings Ltd.	4.5
Alibaba Group Holding Ltd.	2.8
Reliance Industries Ltd.	2.6
MediaTek, Inc.	2.3
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.0
Bharti Airtel Ltd.	2.0
HDFC Bank Ltd.	1.9

Emerging Markets Equity Fund

Semi-Annual Shareholder Report | April 30, 2026

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
South Korea	21.8
Taiwan	20.8
China	16.7
India	12.9
Brazil	5.0
South Africa	3.8
Mexico	3.1
Indonesia	2.7
Thailand	2.4
Luxembourg	1.9
Other	8.9

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	37.5
Communication services	13.7
Consumer discretionary	11.2
Financials	10.9
Consumer staples	9.4
Energy	4.8
Materials	4.6
Industrials	4.4
Real estate	2.1
Health care	1.2
Utilities	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0663 04-26

Semi-Annual Shareholder Report

April 30, 2026

Emerging Markets Equity Fund

Class R6

EMGDX

This semi-annual shareholder report contains important information about Emerging Markets Equity Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$53	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$3,859,115,375
# of portfolio holdings	116
Portfolio turnover rate	5%
Total advisory fees paid	$16,682,489

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0
Samsung Electronics Co. Ltd.	9.5
SK Hynix, Inc.	6.8
Tencent Holdings Ltd.	4.5
Alibaba Group Holding Ltd.	2.8
Reliance Industries Ltd.	2.6
MediaTek, Inc.	2.3
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.0
Bharti Airtel Ltd.	2.0
HDFC Bank Ltd.	1.9

Emerging Markets Equity Fund

Semi-Annual Shareholder Report | April 30, 2026

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
South Korea	21.8
Taiwan	20.8
China	16.7
India	12.9
Brazil	5.0
South Africa	3.8
Mexico	3.1
Indonesia	2.7
Thailand	2.4
Luxembourg	1.9
Other	8.9

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	37.5
Communication services	13.7
Consumer discretionary	11.2
Financials	10.9
Consumer staples	9.4
Energy	4.8
Materials	4.6
Industrials	4.4
Real estate	2.1
Health care	1.2
Utilities	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4660 04-26

Semi-Annual Shareholder Report

April 30, 2026

Emerging Markets Equity Fund

Institutional Class

EMGNX

This semi-annual shareholder report contains important information about Emerging Markets Equity Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$59	1.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$3,859,115,375
# of portfolio holdings	116
Portfolio turnover rate	5%
Total advisory fees paid	$16,682,489

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0
Samsung Electronics Co. Ltd.	9.5
SK Hynix, Inc.	6.8
Tencent Holdings Ltd.	4.5
Alibaba Group Holding Ltd.	2.8
Reliance Industries Ltd.	2.6
MediaTek, Inc.	2.3
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.0
Bharti Airtel Ltd.	2.0
HDFC Bank Ltd.	1.9

Emerging Markets Equity Fund

Semi-Annual Shareholder Report | April 30, 2026

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
South Korea	21.8
Taiwan	20.8
China	16.7
India	12.9
Brazil	5.0
South Africa	3.8
Mexico	3.1
Indonesia	2.7
Thailand	2.4
Luxembourg	1.9
Other	8.9

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	37.5
Communication services	13.7
Consumer discretionary	11.2
Financials	10.9
Consumer staples	9.4
Energy	4.8
Materials	4.6
Industrials	4.4
Real estate	2.1
Health care	1.2
Utilities	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4146 04-26

Semi-Annual Shareholder Report

April 30, 2026

Emerging Markets Equity Advantage Fund

Class A

EQIAX

This semi-annual shareholder report contains important information about Emerging Markets Equity Advantage Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$76	1.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$453,018,007
# of portfolio holdings	103
Portfolio turnover rate	29%
Total advisory fees paid	$1,738,221

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	12.3
Samsung Electronics Co. Ltd.	6.8
Tencent Holdings Ltd.	3.6
SK Hynix, Inc.	3.4
MediaTek, Inc.	2.9
Alibaba Group Holding Ltd.	2.5
ASE Technology Holding Co. Ltd.	2.3
China Construction Bank Corp. Class H	1.8
Hyundai Motor Co.	1.4
Petroleo Brasileiro SA ADR	1.3

Emerging Markets Equity Advantage Fund

Semi-Annual Shareholder Report | April 30, 2026

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
China	24.5
Taiwan	24.4
South Korea	18.0
India	10.9
Brazil	5.7
South Africa	3.5
Mexico	2.5
Saudi Arabia	1.8
Singapore	1.2
Peru	1.2
Other	6.3

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	36.8
Financials	20.8
Consumer discretionary	9.6
Communication services	8.0
Industrials	7.7
Materials	5.0
Real estate	3.3
Utilities	2.7
Health care	2.2
Consumer staples	2.1
Energy	1.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3356 04-26

Semi-Annual Shareholder Report

April 30, 2026

Emerging Markets Equity Advantage Fund

Class R6

EQIRX

This semi-annual shareholder report contains important information about Emerging Markets Equity Advantage Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$55	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$453,018,007
# of portfolio holdings	103
Portfolio turnover rate	29%
Total advisory fees paid	$1,738,221

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	12.3
Samsung Electronics Co. Ltd.	6.8
Tencent Holdings Ltd.	3.6
SK Hynix, Inc.	3.4
MediaTek, Inc.	2.9
Alibaba Group Holding Ltd.	2.5
ASE Technology Holding Co. Ltd.	2.3
China Construction Bank Corp. Class H	1.8
Hyundai Motor Co.	1.4
Petroleo Brasileiro SA ADR	1.3

Emerging Markets Equity Advantage Fund

Semi-Annual Shareholder Report | April 30, 2026

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
China	24.5
Taiwan	24.4
South Korea	18.0
India	10.9
Brazil	5.7
South Africa	3.5
Mexico	2.5
Saudi Arabia	1.8
Singapore	1.2
Peru	1.2
Other	6.3

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	36.8
Financials	20.8
Consumer discretionary	9.6
Communication services	8.0
Industrials	7.7
Materials	5.0
Real estate	3.3
Utilities	2.7
Health care	2.2
Consumer staples	2.1
Energy	1.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4682 04-26

Semi-Annual Shareholder Report

April 30, 2026

Emerging Markets Equity Advantage Fund

Institutional Class

EQIIX

This semi-annual shareholder report contains important information about Emerging Markets Equity Advantage Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$60	1.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$453,018,007
# of portfolio holdings	103
Portfolio turnover rate	29%
Total advisory fees paid	$1,738,221

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	12.3
Samsung Electronics Co. Ltd.	6.8
Tencent Holdings Ltd.	3.6
SK Hynix, Inc.	3.4
MediaTek, Inc.	2.9
Alibaba Group Holding Ltd.	2.5
ASE Technology Holding Co. Ltd.	2.3
China Construction Bank Corp. Class H	1.8
Hyundai Motor Co.	1.4
Petroleo Brasileiro SA ADR	1.3

Emerging Markets Equity Advantage Fund

Semi-Annual Shareholder Report | April 30, 2026

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
China	24.5
Taiwan	24.4
South Korea	18.0
India	10.9
Brazil	5.7
South Africa	3.5
Mexico	2.5
Saudi Arabia	1.8
Singapore	1.2
Peru	1.2
Other	6.3

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	36.8
Financials	20.8
Consumer discretionary	9.6
Communication services	8.0
Industrials	7.7
Materials	5.0
Real estate	3.3
Utilities	2.7
Health care	2.2
Consumer staples	2.1
Energy	1.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3166 04-26

Semi-Annual Shareholder Report

April 30, 2026

International Equity Fund

Class A

WFEAX

This semi-annual shareholder report contains important information about International Equity Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$58	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$175,046,042
# of portfolio holdings	58
Portfolio turnover rate	11%
Total advisory fees paid	$563,050

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Samsung Electronics Co. Ltd. GDR	3.8
Barclays PLC	3.3
Novartis AG	3.0
ING Groep NV	3.0
AstraZeneca PLC	2.8
Hitachi Ltd.	2.6
Sumitomo Mitsui Financial Group, Inc.	2.4
Restaurant Brands International, Inc.	2.4
ASML Holding NV	2.4
Allianz SE	2.3

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
United Kingdom	19.7
Germany	17.3
France	16.6
Japan	14.9
Netherlands	8.8
Switzerland	5.7
Canada	4.1
South Korea	4.0
Taiwan	1.8
Finland	1.5
Other	5.6

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	22.0
Financials	21.3
Information technology	16.6
Consumer discretionary	10.9
Consumer staples	7.3
Health care	7.2
Energy	4.7
Materials	4.6
Utilities	3.1
Communication services	2.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3311 04-26

Semi-Annual Shareholder Report

April 30, 2026

International Equity Fund

Class R6

WFEHX

This semi-annual shareholder report contains important information about International Equity Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$41	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$175,046,042
# of portfolio holdings	58
Portfolio turnover rate	11%
Total advisory fees paid	$563,050

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Samsung Electronics Co. Ltd. GDR	3.8
Barclays PLC	3.3
Novartis AG	3.0
ING Groep NV	3.0
AstraZeneca PLC	2.8
Hitachi Ltd.	2.6
Sumitomo Mitsui Financial Group, Inc.	2.4
Restaurant Brands International, Inc.	2.4
ASML Holding NV	2.4
Allianz SE	2.3

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
United Kingdom	19.7
Germany	17.3
France	16.6
Japan	14.9
Netherlands	8.8
Switzerland	5.7
Canada	4.1
South Korea	4.0
Taiwan	1.8
Finland	1.5
Other	5.6

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	22.0
Financials	21.3
Information technology	16.6
Consumer discretionary	10.9
Consumer staples	7.3
Health care	7.2
Energy	4.7
Materials	4.6
Utilities	3.1
Communication services	2.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4684 04-26

Semi-Annual Shareholder Report

April 30, 2026

International Equity Fund

Institutional Class

WFENX

This semi-annual shareholder report contains important information about International Equity Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$44	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$175,046,042
# of portfolio holdings	58
Portfolio turnover rate	11%
Total advisory fees paid	$563,050

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Samsung Electronics Co. Ltd. GDR	3.8
Barclays PLC	3.3
Novartis AG	3.0
ING Groep NV	3.0
AstraZeneca PLC	2.8
Hitachi Ltd.	2.6
Sumitomo Mitsui Financial Group, Inc.	2.4
Restaurant Brands International, Inc.	2.4
ASML Holding NV	2.4
Allianz SE	2.3

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
United Kingdom	19.7
Germany	17.3
France	16.6
Japan	14.9
Netherlands	8.8
Switzerland	5.7
Canada	4.1
South Korea	4.0
Taiwan	1.8
Finland	1.5
Other	5.6

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	22.0
Financials	21.3
Information technology	16.6
Consumer discretionary	10.9
Consumer staples	7.3
Health care	7.2
Energy	4.7
Materials	4.6
Utilities	3.1
Communication services	2.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4117 04-26

Semi-Annual Shareholder Report

April 30, 2026

Special Global Small Cap Fund

Class A

EKGAX

This semi-annual shareholder report contains important information about Special Global Small Cap Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$72	1.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$108,047,881
# of portfolio holdings	90
Portfolio turnover rate	20%
Total advisory fees paid	$445,268

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Horiba Ltd.	2.8
Novanta, Inc.	2.7
Hanover Insurance Group, Inc.	2.4
Innospec, Inc.	2.4
CDW Corp.	2.2
MEITEC Group Holdings, Inc.	1.9
AZZ, Inc.	1.9
Brady Corp. Class A	1.9
CSW Industrials, Inc.	1.9
Viscofan SA	1.9

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
United States	63.8
Japan	13.3
United Kingdom	6.1
Canada	2.8
Italy	2.7
Germany	2.5
Spain	1.9
France	1.9
Sweden	1.6
Australia	1.6
Other	1.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	28.7
Information technology	18.9
Financials	14.2
Health care	9.5
Materials	8.5
Consumer discretionary	7.7
Consumer staples	4.9
Real estate	4.4
Energy	1.5
Communication services	1.0
Utilities	0.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2025.

Effective March 31, 2026, Oleg Makhorine was no longer a portfolio manager of the Fund. Effective December 31, 2026, James M. Tringas, CFA, will no longer serve as a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4305 04-26

Semi-Annual Shareholder Report

April 30, 2026

Special Global Small Cap Fund

Institutional Class

EKGIX

This semi-annual shareholder report contains important information about Special Global Small Cap Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$56	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$108,047,881
# of portfolio holdings	90
Portfolio turnover rate	20%
Total advisory fees paid	$445,268

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Horiba Ltd.	2.8
Novanta, Inc.	2.7
Hanover Insurance Group, Inc.	2.4
Innospec, Inc.	2.4
CDW Corp.	2.2
MEITEC Group Holdings, Inc.	1.9
AZZ, Inc.	1.9
Brady Corp. Class A	1.9
CSW Industrials, Inc.	1.9
Viscofan SA	1.9

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
United States	63.8
Japan	13.3
United Kingdom	6.1
Canada	2.8
Italy	2.7
Germany	2.5
Spain	1.9
France	1.9
Sweden	1.6
Australia	1.6
Other	1.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	28.7
Information technology	18.9
Financials	14.2
Health care	9.5
Materials	8.5
Consumer discretionary	7.7
Consumer staples	4.9
Real estate	4.4
Energy	1.5
Communication services	1.0
Utilities	0.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2025.

Effective March 31, 2026, Oleg Makhorine was no longer a portfolio manager of the Fund. Effective December 31, 2026, James M. Tringas, CFA, will no longer serve as a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4148 04-26

Semi-Annual Shareholder Report

April 30, 2026

Special International Small Cap Fund

Class A

ASPAX

This semi-annual shareholder report contains important information about Special International Small Cap Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$68	1.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$169,197,702
# of portfolio holdings	80
Portfolio turnover rate	16%
Total advisory fees paid	$632,725

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
PrairieSky Royalty Ltd.	3.1
Viscofan SA	2.9
Buzzi SpA	2.5
Horiba Ltd.	2.2
MISUMI Group, Inc.	2.2
Alten SA	2.1
SpareBank 1 SMN	2.0
MARUWA Co. Ltd.	2.0
VanEck Junior Gold Miners ETF	2.0
MEITEC Group Holdings, Inc.	1.9

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Japan	35.9
United Kingdom	10.5
Canada	7.3
Italy	7.2
Sweden	5.5
Germany	5.1
Switzerland	4.7
Australia	4.1
Norway	3.8
Spain	3.7
Other	12.2

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	29.5
Financials	13.9
Information technology	13.6
Materials	10.2
Consumer staples	10.1
Consumer discretionary	6.9
Real estate	4.8
Energy	4.7
Health care	2.4
Investment companies	2.1
Communication services	1.8

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2025.

Effective March 31, 2026, Oleg Makhorine was no longer a portfolio manager of the Fund. Effective December 31, 2026, James M. Tringas, CFA, will no longer serve as a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4338 04-26

Semi-Annual Shareholder Report

April 30, 2026

Special International Small Cap Fund

Class R6

WICRX

This semi-annual shareholder report contains important information about Special International Small Cap Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$48	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$169,197,702
# of portfolio holdings	80
Portfolio turnover rate	16%
Total advisory fees paid	$632,725

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
PrairieSky Royalty Ltd.	3.1
Viscofan SA	2.9
Buzzi SpA	2.5
Horiba Ltd.	2.2
MISUMI Group, Inc.	2.2
Alten SA	2.1
SpareBank 1 SMN	2.0
MARUWA Co. Ltd.	2.0
VanEck Junior Gold Miners ETF	2.0
MEITEC Group Holdings, Inc.	1.9

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Japan	35.9
United Kingdom	10.5
Canada	7.3
Italy	7.2
Sweden	5.5
Germany	5.1
Switzerland	4.7
Australia	4.1
Norway	3.8
Spain	3.7
Other	12.2

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	29.5
Financials	13.9
Information technology	13.6
Materials	10.2
Consumer staples	10.1
Consumer discretionary	6.9
Real estate	4.8
Energy	4.7
Health care	2.4
Investment companies	2.1
Communication services	1.8

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2025.

Effective March 31, 2026, Oleg Makhorine was no longer a portfolio manager of the Fund. Effective December 31, 2026, James M. Tringas, CFA, will no longer serve as a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4818 04-26

Semi-Annual Shareholder Report

April 30, 2026

Special International Small Cap Fund

Institutional Class

WICIX

This semi-annual shareholder report contains important information about Special International Small Cap Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$53	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$169,197,702
# of portfolio holdings	80
Portfolio turnover rate	16%
Total advisory fees paid	$632,725

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
PrairieSky Royalty Ltd.	3.1
Viscofan SA	2.9
Buzzi SpA	2.5
Horiba Ltd.	2.2
MISUMI Group, Inc.	2.2
Alten SA	2.1
SpareBank 1 SMN	2.0
MARUWA Co. Ltd.	2.0
VanEck Junior Gold Miners ETF	2.0
MEITEC Group Holdings, Inc.	1.9

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Japan	35.9
United Kingdom	10.5
Canada	7.3
Italy	7.2
Sweden	5.5
Germany	5.1
Switzerland	4.7
Australia	4.1
Norway	3.8
Spain	3.7
Other	12.2

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	29.5
Financials	13.9
Information technology	13.6
Materials	10.2
Consumer staples	10.1
Consumer discretionary	6.9
Real estate	4.8
Energy	4.7
Health care	2.4
Investment companies	2.1
Communication services	1.8

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2025.

Effective March 31, 2026, Oleg Makhorine was no longer a portfolio manager of the Fund. Effective December 31, 2026, James M. Tringas, CFA, will no longer serve as a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4725 04-26

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Emerging Markets Equity Fund
Long Form Financial Statements
Semi-Annual Report
April 30, 2026

Allspring Emerging Markets Equity Fund | 1

Portfolio of investments—April 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.81%
Brazil: 3.87%
Ambev SA ADR (Consumer staples, Beverages)	5,671,112	$16,559,647
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	10,872,615	39,588,281
Localiza Rent a Car SA (Industrials, Ground transportation)	2,144,893	19,886,109
Lojas Renner SA (Consumer discretionary, Specialty retail)	4,840,741	13,294,979
Multiplan Empreendimentos Imobiliarios SA (Real estate, Real estate management & development)	1,746,906	11,190,246
Petroleo Brasileiro SA ADR (Energy, Oil, gas & consumable fuels)	644,162	14,190,889
Raia Drogasil SA (Consumer staples, Consumer staples distribution & retail)	2,417,586	10,711,627
Suzano SA (Materials, Paper & forest products)	730,900	6,470,911
Vale SA Class B ADR (Materials, Metals & mining)	1,059,425	17,332,193
		149,224,882
Chile: 1.31%
Banco Santander Chile ADR (Financials, Banks)	523,282	16,734,559
Falabella SA (Consumer discretionary, Broadline retail)	1,515,972	9,181,991
Sociedad Quimica y Minera de Chile SA ADR (Materials, Chemicals)†	266,902	24,600,357
		50,516,907
China: 16.69%
Agora, Inc. ADR (Information technology, Software)†	1,084,765	3,840,068
Alibaba Group Holding Ltd. (Consumer discretionary, Broadline retail)	6,514,596	107,367,116
China Literature Ltd. (Communication services, Media)144A†	5,086,168	16,086,554
China Meidong Auto Holdings Ltd. (Consumer discretionary, Specialty retail)	9,373,400	1,136,895
GreenTree Hospitality Group Ltd. ADR (Consumer discretionary, Hotels, restaurants & leisure)	2,531,768	3,063,439
Kanzhun Ltd. ADR (Industrials, Professional services)	1,284,798	17,370,469
KE Holdings, Inc. ADR (Real estate, Real estate management & development)	1,650,000	28,264,500
Kingdee International Software Group Co. Ltd. (Information technology, Software)†	13,490,000	14,924,423
Li Auto, Inc. Class A (Consumer discretionary, Automobiles)†	2,856,000	25,133,438
Li Ning Co. Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	8,627,707	22,461,963
Meituan Class B (Consumer discretionary, Hotels, restaurants & leisure)144A†	5,244,870	56,430,523
PDD Holdings, Inc. ADR (Consumer discretionary, Broadline retail)†	404,639	40,415,343
SF Holding Co. Ltd. Class H (Industrials, Air freight & logistics)	1,800,000	8,171,462
Tencent Holdings Ltd. (Communication services, Interactive media & services)	2,874,600	174,580,885
Tencent Music Entertainment Group ADR (Communication services, Entertainment)	2,434,180	22,321,431
Trip.com Group Ltd. (Consumer discretionary, Hotels, restaurants & leisure)†	507,682	27,414,301
The accompanying notes are an integral part of these financial statements.
2 | Allspring Emerging Markets Equity Fund

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
China(continued)
Tsingtao Brewery Co. Ltd. Class H (Consumer staples, Beverages)	3,698,500	$25,569,989
Want Want China Holdings Ltd. (Consumer staples, Food products)	44,482,800	25,102,327
Xiaomi Corp. Class B (Information technology, Technology hardware, storage & peripherals)144A†	2,859,700	10,730,166
Zepp Health Corp. ADR (Information technology, Electronic equipment, instruments & components)†	46,748	816,688
Zijin Mining Group Co. Ltd. Class H (Materials, Metals & mining)	2,774,000	12,882,452
		644,084,432
Colombia: 0.30%
Grupo Cibest SA ADR (Financials, Banks)	169,288	11,543,749
Hong Kong: 1.73%
AIA Group Ltd. (Financials, Insurance)	3,782,700	41,529,368
Sun Art Retail Group Ltd. (Consumer staples, Consumer staples distribution & retail)	47,955,400	8,923,384
WH Group Ltd. (Consumer staples, Food products)144A	13,288,195	16,151,116
		66,603,868
Hungary: 0.35%
OTP Bank Nyrt (Financials, Banks)	100,435	13,471,236
India: 12.88%
ASK Automotive Ltd. (Consumer discretionary, Automobile components)	2,559,155	11,936,443
Axis Bank Ltd. (Financials, Banks)	2,821,923	38,064,099
Bajaj Finance Ltd. (Financials, Consumer finance)	1,482,810	14,770,653
Bharti Airtel Ltd. (Communication services, Wireless telecommunication services)	3,859,052	77,313,884
Eternal Ltd. (Consumer discretionary, Hotels, restaurants & leisure)†	3,235,078	8,473,782
Fortis Healthcare Ltd. (Health care, Health care providers & services)	2,656,112	25,951,599
HDFC Bank Ltd. (Financials, Banks)	9,050,198	74,314,769
Hexaware Technologies Ltd. (Information technology, IT services)	1,170,834	5,565,157
Infosys Ltd. (Information technology, IT services)	869,831	10,957,816
ITC Ltd. (Consumer staples, Tobacco)	10,461,374	34,864,750
Kotak Mahindra Bank Ltd. (Financials, Banks)	3,515,910	14,279,084
Nexus Select Trust (Real estate, Retail REITs)	16,942,246	27,750,117
NTPC Green Energy Ltd. (Utilities, Independent power and renewable electricity producers)†	5,555,604	6,491,248
Reliance Industries Ltd. (Energy, Oil, gas & consumable fuels)	6,694,748	101,535,181
SBI Life Insurance Co. Ltd. (Financials, Insurance)144A	821,261	15,781,567
UltraTech Cement Ltd. (Materials, Construction materials)	235,820	28,962,254
		497,012,403
Indonesia: 2.69%
Astra International Tbk. PT (Industrials, Industrial conglomerates)	63,362,600	21,951,266
Bank Central Asia Tbk. PT (Financials, Banks)	65,589,400	22,237,438
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 3

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
Indonesia(continued)
Bank Rakyat Indonesia Persero Tbk. PT (Financials, Banks)	72,292,500	$12,506,209
Sumber Alfaria Trijaya Tbk. PT (Consumer staples, Consumer staples distribution & retail)	50,000,000	3,826,429
Telkom Indonesia Persero Tbk. PT (Communication services, Diversified telecommunication services)	159,000,000	26,009,682
Telkom Indonesia Persero Tbk. PT New York Stock Exchange ADR (Communication services, Diversified telecommunication services)	1,012,360	17,119,008
		103,650,032
Luxembourg: 1.88%
Allegro.eu SA (Consumer discretionary, Broadline retail)144A†	1,314,716	10,826,603
InPost SA (Industrials, Air freight & logistics)†	2,514,806	45,106,254
Zabka Group SA (Consumer staples, Consumer staples distribution & retail)†	2,579,196	16,457,957
		72,390,814
Mauritius: 0.79%
MakeMyTrip Ltd. (Consumer discretionary, Hotels, restaurants & leisure)†	647,336	30,560,733
Mexico: 3.16%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	1,132,980	30,137,268
Becle SAB de CV (Consumer staples, Beverages)	10,041,483	8,133,897
Cemex SAB de CV ADR (Materials, Construction materials)	941,252	11,577,400
Fibra Uno Administracion SA de CV (Real estate, Diversified REITs)	7,577,357	13,000,165
Fomento Economico Mexicano SAB de CV ADR (Consumer staples, Beverages)	273,412	32,328,235
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	1,293,566	14,097,155
Wal-Mart de Mexico SAB de CV (Consumer staples, Consumer staples distribution & retail)	3,969,400	12,550,017
		121,824,137
Peru: 0.34%
Credicorp Ltd. (Financials, Banks)	40,711	13,197,285
Philippines: 0.45%
Ayala Corp. (Industrials, Industrial conglomerates)	837,624	6,371,257
San Miguel Food & Beverage, Inc. (Consumer staples, Food products)	3,495,810	2,979,755
SM Investments Corp. (Industrials, Industrial conglomerates)	812,873	8,013,030
		17,364,042
Russia: 0.00%
Ozon Holdings PLC ADR (Acquired 11-24-2020, cost $2,412,000) (Consumer discretionary, Broadline retail)♦‡†˃«	80,400	0
The accompanying notes are an integral part of these financial statements.
4 | Allspring Emerging Markets Equity Fund

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
Saudi Arabia: 0.55%
Al Rajhi Bank (Financials, Banks)	257,367	$4,718,549
Saudi Arabian Oil Co. (Energy, Oil, gas & consumable fuels)144A	2,255,150	16,726,934
		21,445,483
Singapore: 1.57%
Grab Holdings Ltd. Class A (Industrials, Ground transportation)†	8,486,062	32,416,757
Sea Ltd. ADR (Consumer discretionary, Broadline retail)†	331,740	28,158,091
		60,574,848
South Africa: 3.78%
Gold Fields Ltd. ADR (Materials, Metals & mining)	378,268	16,068,825
MTN Group Ltd. (Communication services, Wireless telecommunication services)	3,047,324	38,234,472
Shoprite Holdings Ltd. (Consumer staples, Consumer staples distribution & retail)	3,432,518	57,854,645
Standard Bank Group Ltd. (Financials, Banks)	1,757,090	33,861,518
		146,019,460
South Korea: 21.80%
KT Corp. ADR (Communication services, Diversified telecommunication services)	2,349,713	50,354,349
KT&G Corp. (Consumer staples, Tobacco)	224,091	26,938,663
LG Chem Ltd. (Materials, Chemicals)	86,809	23,511,612
NAVER Corp. (Communication services, Interactive media & services)	272,000	39,070,672
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	2,428,913	365,764,143
Samsung Life Insurance Co. Ltd. (Financials, Insurance)	108,661	18,480,976
Samsung SDI Co. Ltd. (Information technology, Electronic equipment, instruments & components)†	37,564	17,790,573
SK Hynix, Inc. (Information technology, Semiconductors & semiconductor equipment)	293,098	261,375,416
SK Telecom Co. Ltd. (Communication services, Wireless telecommunication services)	448,000	29,031,328
SK Telecom Co. Ltd. New York Stock Exchange ADR (Communication services, Wireless telecommunication services)	240,000	8,978,400
		841,296,132
Taiwan: 20.79%
104 Corp. (Industrials, Professional services)	1,655,000	11,543,657
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	661,000	46,352,920
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	1,078,881	90,066,727
President Chain Store Corp. (Consumer staples, Consumer staples distribution & retail)	2,011,000	14,214,485
Taiwan Semiconductor Manufacturing Co. Ltd. Taiwan Stock Exchange (Information technology, Semiconductors & semiconductor equipment)	7,755,224	538,381,986
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 5

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
Taiwan(continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Information technology, Semiconductors & semiconductor equipment)	199,052	$78,836,535
Uni-President Enterprises Corp. (Consumer staples, Food products)	10,441,368	22,870,408
		802,266,718
Thailand: 2.38%
Bangkok Dusit Medical Services PCL Class F (Health care, Health care providers & services)	33,500,000	18,813,559
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	2,822,639	13,401,476
PTT PCL (Energy, Oil, gas & consumable fuels)	20,256,300	21,904,581
SCB X PCL (Financials, Banks)	2,449,500	9,852,864
Thai Beverage PCL (Consumer staples, Beverages)	84,927,000	28,024,309
		91,996,789
United Arab Emirates: 0.48%
Americana Restaurants International PLC (Consumer discretionary, Hotels, restaurants & leisure)	14,709,454	8,024,734
Talabat Holding PLC (Consumer discretionary, Hotels, restaurants & leisure)	43,475,387	10,572,789
		18,597,523
United States: 1.02%
MercadoLibre, Inc. (Consumer discretionary, Broadline retail)†	10,337	18,530,416
Southern Copper Corp. (Materials, Metals & mining)	121,606	20,878,534
		39,408,950
Total common stocks (Cost $1,830,558,377)		3,813,050,423

	Interest rate	Maturity date	Principal
Convertible debentures: 0.00%
Brazil: 0.00%
Lupatech SA Series 1 (Energy, Oil & gas services)♦†	6.50%	4-15-2049	$303,000	0
Total convertible debentures (Cost $160,691)				0

	Dividend rate	Shares
Preferred stocks: 1.12%
Brazil: 1.12%
Gerdau SA (Materials, Metals & mining)	0.06	3,800,900	17,354,972
Itau Unibanco Holding SA (Financials, Banks)	0.05	1,294,813	11,293,464
Localiza Rent a Car SA (Industrials, Ground transportation)	0.11	84,033	749,064
Petroleo Brasileiro SA (Energy, Oil, gas & consumable fuels)	0.13	1,403,200	13,907,883
Total preferred stocks (Cost $28,677,828)			43,305,383
The accompanying notes are an integral part of these financial statements.
6 | Allspring Emerging Markets Equity Fund

Portfolio of investments—April 30, 2026 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.20%
Investment companies: 1.20%
Allspring Government Money Market Fund Select Class♠∞		3.60%	46,204,958	$46,204,958
Total short-term investments (Cost $46,204,958)				46,204,958
Total investments in securities (Cost $1,905,601,854)	101.13%			3,902,560,764
Other assets and liabilities, net	(1.13)			(43,445,389)
Total net assets	100.00%			$3,859,115,375

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
‡	Security is valued using significant unobservable inputs.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held a restricted security with current value of $0 (original cost of $2,412,000), representing 0.00% of its net assets as of period end.

«	This security is on loan pending return from the lending agent.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 7

Portfolio of investments—April 30, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$60,669,542	$221,703,454	$(236,168,038)	$0	$0	$46,204,958	46,204,958	$777,117
The accompanying notes are an integral part of these financial statements.
8 | Allspring Emerging Markets Equity Fund

Statement of assets and liabilities—April 30, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,859,396,896)	$3,856,355,806
Investments in affiliated securities, at value (cost $46,204,958)	46,204,958
Cash	1,058,545
Cash collateral for securities on loan	1,386,647
Foreign currency, at value (cost $6,761,249)	5,641,101
Receivable for investments sold	7,468,655
Receivable for dividends	5,717,178
Receivable for Fund shares sold	2,155,792
Prepaid expenses and other assets	77,869
Total assets	3,926,066,551
Liabilities
Payable for Fund shares redeemed	33,942,876
Contingent tax liability	27,885,836
Management fee payable	2,877,195
Payable upon receipt of securities loaned	1,388,703
Administration fees payable	364,643
Shareholder servicing fees payable	39,612
Accrued expenses and other liabilities	452,311
Total liabilities	66,951,176
Total net assets	$3,859,115,375
Net assets consist of
Paid-in capital	$1,921,590,280
Total distributable earnings	1,937,525,095
Total net assets	$3,859,115,375
Computation of net asset value and offering price per share
Net assets–Class A	$199,729,980
Shares outstanding–Class A1	5,313,307
Net asset value per share–Class A	$37.59
Maximum offering price per share – Class A2	$39.88
Net assets–Class R6	$563,720,440
Shares outstanding–Class R6[1]	14,404,663
Net asset value per share–Class R6	$39.13
Net assets–Institutional Class	$3,095,664,955
Shares outstanding–Institutional Class[1]	79,089,399
Net asset value per share–Institutional Class	$39.14
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 9

Statement of operations—six months ended April 30, 2026 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $4,646,332)	$29,480,199
Income from affiliated securities	777,117
Interest (net of foreign withholding taxes of $20)	29,546
Total investment income	30,286,862
Expenses
Management fee	18,632,151
Administration fees
Class A	182,391
Class C	163 [1]
Class R6	80,344
Institutional Class	1,907,542
Shareholder servicing fees
Class A	227,270
Class C	203 [1]
Distribution fee
Class C	608 [1]
Custody and accounting fees	815,908
Professional fees	35,085
Registration fees	66,867
Shareholder report expenses	223,599
Trustees’ fees and expenses	17,749
Other fees and expenses	56,914
Total expenses	22,246,794
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,949,662)
Class A	(8,550)
Net expenses	20,288,582
Net investment income	9,998,280
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities (net of foreign capital gains tax of $1,850,045)	234,950,620
Foreign currency and foreign currency translations	(495,601)
Net realized gains on investments	234,455,019
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $15,192,442)	219,066,446
Foreign currency and foreign currency translations	(34,330)
Net change in unrealized gains (losses) on investments	219,032,116
Net realized and unrealized gains (losses) on investments	453,487,135
Net increase in net assets resulting from operations	$463,485,415
1 For the period from November 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Emerging Markets Equity Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2026 (unaudited)		Year ended October 31, 2025
Operations
Net investment income		$9,998,280		$47,023,156
Net realized gains on investments		234,455,019		283,758,624
Net change in unrealized gains (losses) on investments		219,032,116		620,192,914
Net increase in net assets resulting from operations		463,485,415		950,974,694
Distributions to shareholders from
Net investment income and net realized gains
Class A		(3,213,261)		(1,366,790)
Class C		0 [1]		(8,642)
Class R6		(11,154,395)		(6,177,753)
Administrator Class		N/A		(308,345)[2]
Institutional Class		(59,332,518)		(41,020,869)
Total distributions to shareholders		(73,700,174)		(48,882,399)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	267,715	9,367,783	843,206	24,369,459
Class C	0 [1]	0 [1]	6,607	152,384
Class R6	1,230,751	44,523,688	2,967,651	87,157,470
Administrator Class	N/A	N/A	96,738 [2]	2,762,866 [2]
Institutional Class	4,506,191	164,020,291	14,246,630	407,591,230
		217,911,762		522,033,409
Reinvestment of distributions
Class A	90,522	2,960,084	49,279	1,239,401
Class C	0 [1]	0 [1]	413	8,633
Class R6	302,186	10,271,302	203,205	5,309,754
Administrator Class	N/A	N/A	11,430 [2]	304,610 [2]
Institutional Class	1,734,860	59,002,586	1,559,952	40,792,743
		72,233,972		47,655,141
Payment for shares redeemed
Class A	(397,360)	(13,881,319)	(1,040,990)	(28,633,981)
Class C	(3,004)[1]	(83,332)[1]	(68,867)	(1,591,507)
Class R6	(1,906,480)	(71,433,741)	(5,281,201)	(151,506,834)
Administrator Class	N/A	N/A	(465,731)[2]	(14,116,660)[2]
Institutional Class	(13,641,015)	(499,110,633)	(48,274,285)	(1,395,201,939)
		(584,509,025)		(1,591,050,921)
1 For the period from November 1, 2025 to November 14, 2025
2 For the period from November 1, 2024 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 11

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2026 (unaudited)		Year ended October 31, 2025
	Shares		Shares
Share conversions
Class A	62,154 [3]	$2,069,500 [3]	0	$0
Class C	(75,302)[3]	(2,069,500)[3]	0	0
Administrator Class	N/A	N/A	(786,791)[4]	(26,717,000)[4]
Institutional Class	0	0	800,485 [4]	26,717,000 [4]
		0		0
Net decrease in net assets resulting from capital share transactions		(294,363,291)		(1,021,362,371)
Total increase (decrease) in net assets		95,421,950		(119,270,076)
Net assets
Beginning of period		3,763,693,425		3,882,963,501
End of period		$3,859,115,375		$3,763,693,425
3 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
4 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Emerging Markets Equity Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2026 (unaudited)	Year ended October 31
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$33.94	$26.33	$21.96	$20.18	$30.11	$27.39
Net investment income (loss)	0.04 [1]	0.28 [1]	0.24 [1]	0.26 [1]	0.18 [1]	(0.07)[1]
Net realized and unrealized gains (losses) on investments	4.21	7.59	4.35	1.70	(10.04)	2.81
Total from investment operations	4.25	7.87	4.59	1.96	(9.86)	2.74
Distributions to shareholders from
Net investment income	(0.60)	(0.26)	(0.22)	(0.18)	(0.07)	(0.02)
Net asset value, end of period	$37.59	$33.94	$26.33	$21.96	$20.18	$30.11
Total return[2]	12.79%	30.25%	21.04%	9.67%	(32.82)%	10.00%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.53%	1.52%	1.57%	1.54%	1.48%
Net expenses	1.42%	1.42%	1.42%	1.42%	1.43%	1.46%
Net investment income (loss)	0.25%	0.99%	0.98%	1.12%	0.69%	(0.21)%
Supplemental data
Portfolio turnover rate	5%	9%	10%	4%	5%	9%
Net assets, end of period (000s omitted)	$199,730	$179,529	$143,196	$140,306	$139,997	$232,735

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2026 (unaudited)	Year ended October 31
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$35.38	$27.44	$22.89	$21.06	$31.45	$28.59
Net investment income	0.12 [1]	0.41 [1]	0.36 [1]	0.37 [1]	0.30 [1]	0.08 [1]
Net realized and unrealized gains (losses) on investments	4.38	7.90	4.53	1.76	(10.47)	2.92
Total from investment operations	4.50	8.31	4.89	2.13	(10.17)	3.00
Distributions to shareholders from
Net investment income	(0.75)	(0.37)	(0.34)	(0.30)	(0.22)	(0.14)
Net asset value, end of period	$39.13	$35.38	$27.44	$22.89	$21.06	$31.45
Total return[2]	13.02%	30.78%	21.55%	10.09%	(32.53)%	10.47%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.11%	1.10%	1.15%	1.11%	1.05%
Net expenses	1.01%	1.01%	1.01%	1.01%	1.01%	1.04%
Net investment income	0.66%	1.40%	1.39%	1.54%	1.13%	0.23%
Supplemental data
Portfolio turnover rate	5%	9%	10%	4%	5%	9%
Net assets, end of period (000s omitted)	$563,720	$522,876	$463,455	$371,408	$368,845	$536,456

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Emerging Markets Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2026 (unaudited)	Year ended October 31
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$35.37	$27.43	$22.89	$21.05	$31.42	$28.57
Net investment income	0.10 [1]	0.38 [1]	0.34 [1]	0.35 [1]	0.27 [1]	0.04 [1]
Net realized and unrealized gains (losses) on investments	4.38	7.91	4.52	1.76	(10.45)	2.92
Total from investment operations	4.48	8.29	4.86	2.11	(10.18)	2.96
Distributions to shareholders from
Net investment income	(0.71)	(0.35)	(0.32)	(0.27)	(0.19)	(0.11)
Net asset value, end of period	$39.14	$35.37	$27.43	$22.89	$21.05	$31.42
Total return[2]	12.97%	30.66%	21.38%	10.01%	(32.60)%	10.39%
Ratios to average net assets (annualized)
Gross expenses	1.22%	1.21%	1.20%	1.25%	1.21%	1.15%
Net expenses	1.11%	1.11%	1.11%	1.11%	1.11%	1.14%
Net investment income	0.55%	1.30%	1.31%	1.43%	1.03%	0.12%
Supplemental data
Portfolio turnover rate	5%	9%	10%	4%	5%	9%
Net assets, end of period (000s omitted)	$3,095,665	$3,059,094	$3,241,343	$3,024,598	$2,969,992	$5,334,340

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 15

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Emerging Markets Equity Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund. Additionally, effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2026, such fair value pricing was used in pricing certain foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from
16 | Allspring Emerging Markets Equity Fund

Notes to financial statements (unaudited)
changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund, along with other Allspring Funds, participated through March 29, 2023, the termination date, in a securities lending program (the “Program”) for Allspring Funds. The Fund received cash collateral in connection with its securities lending transactions, which collateral was invested in Securities Lending Cash Investments, LLC, an affiliated non-registered investment company, which was liquidated upon termination of the Program. Effective at the close of business on March 29, 2023, the Fund has one unsettled loan which is fully collateralized by cash and will continue to hold the cash collateral until the security is returned to the Fund.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2026, the aggregate cost of all investments for federal income tax purposes was $2,011,616,755 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$2,186,557,354
Gross unrealized losses	(295,613,345)
Net unrealized gains	$1,890,944,009
As of October 31, 2025, the Fund had capital loss carryforwards which consisted of $89,259,868 in short-term capital losses and $117,818,172 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
Allspring Emerging Markets Equity Fund | 17

Notes to financial statements (unaudited)
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$149,224,882	$0	$0	$149,224,882
Chile	50,516,907	0	0	50,516,907
China	142,331,160	501,753,272	0	644,084,432
Colombia	11,543,749	0	0	11,543,749
Hong Kong	16,151,116	50,452,752	0	66,603,868
Hungary	0	13,471,236	0	13,471,236
India	0	497,012,403	0	497,012,403
Indonesia	17,119,008	86,531,024	0	103,650,032
Luxembourg	16,457,957	55,932,857	0	72,390,814
Mauritius	30,560,733	0	0	30,560,733
Mexico	121,824,137	0	0	121,824,137
Peru	13,197,285	0	0	13,197,285
Philippines	17,364,042	0	0	17,364,042
Russia	0	0	0	0
Saudi Arabia	0	21,445,483	0	21,445,483
Singapore	60,574,848	0	0	60,574,848
South Africa	112,157,942	33,861,518	0	146,019,460
South Korea	86,271,412	755,024,720	0	841,296,132
Taiwan	90,380,192	711,886,526	0	802,266,718
Thailand	49,928,890	42,067,899	0	91,996,789
United Arab Emirates	0	18,597,523	0	18,597,523
United States	39,408,950	0	0	39,408,950
Convertible debentures	0	0	0	0
Preferred stocks
Brazil	43,305,383	0	0	43,305,383
Short-term investments
Investment companies	46,204,958	0	0	46,204,958
Total assets	$1,114,523,551	$2,788,037,213	$0	$3,902,560,764
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At April 30, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services
18 | Allspring Emerging Markets Equity Fund

Notes to financial statements (unaudited)
under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	1.050%
Next $1 billion	1.025
Next $2 billion	1.000
Next $1 billion	0.975
Next $3 billion	0.965
Next $2 billion	0.955
Over $10 billion	0.945
For the six months ended April 30, 2026, the management fee was equivalent to an annual rate of 1.02% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2027 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of April 30, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.43%
Class R6	1.01
Institutional Class	1.11
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2026, Allspring Funds Distributor received $830 from the sale of Class A shares and $297 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the six months ended April 30, 2026.
Allspring Emerging Markets Equity Fund | 19

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended April 30, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended were $174,872,226 and $500,451,383, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended April 30, 2026, there were no borrowings by the Fund under the agreement.
7.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in information technology sector and in Asia/Pacific ex-Japan. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.
8.MARKET RISKS
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted. As of April 30, 2026, the Fund held 0.00% of its total net assets in Russian securities with unrealized losses in the amount of $2,412,000.
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
20 | Allspring Emerging Markets Equity Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Emerging Markets Equity Fund | 21

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

22 | Allspring Emerging Markets Equity Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0663 04-26

Allspring International Equity Fund
Long Form Financial Statements
Semi-Annual Report
April 30, 2026

Allspring International Equity Fund | 1

Portfolio of investments—April 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.15%
Belgium: 0.98%
Anheuser-Busch InBev SA (Consumer staples, Beverages)	22,721	$1,716,835
Canada: 3.91%
Restaurant Brands International, Inc. (Consumer discretionary, Hotels, restaurants & leisure)	51,878	4,185,517
TC Energy Corp. (Energy, Oil, gas & consumable fuels)	39,642	2,653,239
		6,838,756
Denmark: 1.17%
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	48,276	2,053,465
Finland: 1.46%
Nordea Bank Abp (Financials, Banks)	135,699	2,551,804
France: 15.92%
Air Liquide SA (Materials, Chemicals)	12,162	2,616,534
AXA SA (Financials, Insurance)	81,615	3,934,274
Capgemini SE (Information technology, IT services)	12,500	1,520,204
L’Oreal SA (Consumer staples, Personal care products)	5,841	2,515,654
LVMH Moet Hennessy Louis Vuitton SE (Consumer discretionary, Textiles, apparel & luxury goods)	7,328	3,914,685
Safran SA (Industrials, Aerospace & defense)	3,534	1,134,812
Schneider Electric SE (Industrials, Electrical equipment)	12,364	3,934,333
TotalEnergies SE (Energy, Oil, gas & consumable fuels)	17,499	1,626,944
Veolia Environnement SA (Utilities, Multi-utilities)	80,421	3,400,937
Vinci SA (Industrials, Construction & engineering)	21,631	3,271,088
		27,869,465
Germany: 16.66%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	18,012	3,117,113
Allianz SE (Financials, Insurance)	8,817	4,027,009
Deutsche Boerse AG (Financials, Capital markets)	12,102	3,712,866
Deutsche Post AG (Industrials, Air freight & logistics)	64,060	3,793,262
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	85,460	2,760,412
Infineon Technologies AG (Information technology, Semiconductors & semiconductor equipment)	30,500	2,051,285
Rheinmetall AG (Industrials, Aerospace & defense)	1,823	2,907,338
SAP SE (Information technology, Software)	21,184	3,556,647
Siemens AG (Industrials, Industrial conglomerates)	10,882	3,233,707
		29,159,639
Ireland: 0.84%
TE Connectivity PLC (Information technology, Electronic equipment, instruments & components)	6,909	1,462,359
Italy: 1.24%
Prysmian SpA (Industrials, Electrical equipment)	14,310	2,176,681
The accompanying notes are an integral part of these financial statements.
2 | Allspring International Equity Fund

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
Japan: 14.36%
Fujitsu Ltd. (Information technology, IT services)	76,200	$1,529,436
Hitachi Ltd. (Industrials, Industrial conglomerates)	141,000	4,483,567
ORIX Corp. (Financials, Financial services)	85,600	2,880,996
Sony Group Corp. (Consumer discretionary, Household durables)	85,700	1,717,028
Sumitomo Mitsui Financial Group, Inc. (Financials, Banks)	118,600	4,187,653
Tokio Marine Holdings, Inc. (Financials, Insurance)	79,400	3,636,264
Tokyo Electron Ltd. (Information technology, Semiconductors & semiconductor equipment)	13,100	3,860,342
Toyota Motor Corp. (Consumer discretionary, Automobiles)	148,300	2,846,679
		25,141,965
Luxembourg: 0.65%
Spotify Technology SA (Communication services, Entertainment)†	2,559	1,142,721
Netherlands: 8.49%
Airbus SE (Industrials, Aerospace & defense)	18,434	3,800,342
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	2,883	4,148,608
Ferrari NV (Consumer discretionary, Automobiles)	4,952	1,719,829
ING Groep NV (Financials, Banks)	179,352	5,190,694
		14,859,473
South Korea: 3.79%
Samsung Electronics Co. Ltd. GDR (Information technology, Technology hardware, storage & peripherals)	1,757	6,638,359
Switzerland: 5.51%
Nestle SA (Consumer staples, Food products)	15,777	1,597,258
Novartis AG (Health care, Pharmaceuticals)	35,144	5,193,920
Siemens Energy AG (Industrials, Electrical equipment)	7,189	1,523,505
Sika AG (Materials, Chemicals)	7,200	1,328,157
		9,642,840
Taiwan: 1.74%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Information technology, Semiconductors & semiconductor equipment)	7,675	3,039,761
United Kingdom: 18.92%
AstraZeneca PLC (Health care, Pharmaceuticals)	25,980	4,928,983
BAE Systems PLC (Industrials, Aerospace & defense)	113,075	3,145,017
Barclays PLC (Financials, Banks)	992,460	5,833,591
Coca-Cola Europacific Partners PLC (Consumer staples, Beverages)	16,519	1,562,202
Diageo PLC (Consumer staples, Beverages)	97,025	1,961,785
National Grid PLC (Utilities, Multi-utilities)	104,150	1,864,345
RELX PLC (Industrials, Professional services)	98,623	3,596,419
Rio Tinto PLC (Materials, Metals & mining)	37,089	3,736,216
Shell PLC (Energy, Oil, gas & consumable fuels)	75,884	3,450,200
Unilever PLC (Consumer staples, Personal care products)	52,040	3,034,719
		33,113,477
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 3

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
United States: 0.51%
MercadoLibre, Inc. (Consumer discretionary, Broadline retail)†	500	$896,315
Total common stocks (Cost $118,857,825)		168,303,915

		Yield
Short-term investments: 2.51%
Investment companies: 2.51%
Allspring Government Money Market Fund Select Class♠∞		3.60%	4,393,056	4,393,056
Total short-term investments (Cost $4,393,056)				4,393,056
Total investments in securities (Cost $123,250,881)	98.66%			172,696,971
Other assets and liabilities, net	1.34			2,349,071
Total net assets	100.00%			$175,046,042

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,039,282	$21,121,265	$(19,767,491)	$0	$0	$4,393,056	4,393,056	$92,813
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	31	6-19-2026	$4,496,555	$4,721,455	$224,900	$0
The accompanying notes are an integral part of these financial statements.
4 | Allspring International Equity Fund

Statement of assets and liabilities—April 30, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $118,857,825)	$168,303,915
Investments in affiliated securities, at value (cost $4,393,056)	4,393,056
Cash	22,894
Cash at broker segregated for futures contracts	250,000
Foreign currency, at value (cost $382,857)	384,136
Receivable for dividends	2,702,421
Receivable for daily variation margin on open futures contracts	109,431
Receivable for Fund shares sold	2,424
Total assets	176,168,277
Liabilities
Payable for Fund shares redeemed	919,704
Management fee payable	85,457
Administration fees payable	24,415
Shareholder servicing fee payable	22,736
Accrued expenses and other liabilities	69,923
Total liabilities	1,122,235
Total net assets	$175,046,042
Net assets consist of
Paid-in capital	$176,573,213
Total distributable loss	(1,527,171)
Total net assets	$175,046,042
Computation of net asset value and offering price per share
Net assets–Class A	$111,982,651
Shares outstanding–Class A1	6,633,502
Net asset value per share–Class A	$16.88
Maximum offering price per share – Class A2	$17.91
Net assets–Class R6	$5,608,371
Shares outstanding–Class R6[1]	337,696
Net asset value per share–Class R6	$16.61
Net assets–Institutional Class	$57,455,020
Shares outstanding–Institutional Class[1]	3,449,455
Net asset value per share–Institutional Class	$16.66
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 5

Statement of operations—six months ended April 30, 2026 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $238,247)	$1,907,655
Income from affiliated securities	92,813
Interest	2,588
Total investment income	2,003,056
Expenses
Management fee	682,580
Administration fees
Class A	107,532
Class C	77 [1]
Class R6	832
Institutional Class	37,365
Shareholder servicing fees
Class A	134,396
Class C	97 [1]
Distribution fee
Class C	289 [1]
Custody and accounting fees	10,360
Professional fees	25,503
Registration fees	8,252
Shareholder report expenses	20,441
Trustees’ fees and expenses	4,003
Other fees and expenses	17,954
Total expenses	1,049,681
Less: Fee waivers and/or expense reimbursements
Fund-level	(119,530)
Class A	(46,772)
Institutional Class	(14,792)
Net expenses	868,587
Net investment income	1,134,469
1 For the period from November 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
6 | Allspring International Equity Fund

Statement of operations—six months ended April 30, 2026 (unaudited)
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities (net of foreign capital gains tax of $29)	$6,695,708
Foreign currency and foreign currency translations	(2,184)
Futures contracts	446,499
Net realized gains on investments	7,140,023
Net change in unrealized gains (losses) on
Unaffiliated securities	8,737,891
Foreign currency and foreign currency translations	55,487
Futures contracts	224,900
Net change in unrealized gains (losses) on investments	9,018,278
Net realized and unrealized gains (losses) on investments	16,158,301
Net increase in net assets resulting from operations	$17,292,770
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2026 (unaudited)		Year ended October 31, 2025
Operations
Net investment income		$1,134,469		$3,973,591
Net realized gains on investments		7,140,023		23,990,622
Net change in unrealized gains (losses) on investments		9,018,278		13,223,896
Net increase in net assets resulting from operations		17,292,770		41,188,109
Distributions to shareholders from
Net investment income and net realized gains
Class A		(671,550)		(2,521,996)
Class C		0 [1]		(13,443)
Class R6		(47,131)		(326,721)
Administrator Class		N/A		(146,803)[2]
Institutional Class		(467,132)		(2,057,897)
Total distributions to shareholders		(1,185,813)		(5,066,860)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	150,459	2,468,296	598,206	8,308,715
Class C	0 [1]	0 [1]	25,607	375,128
Class R6	3,744	59,594	478,782	6,962,330
Administrator Class	N/A	N/A	2,234 [2]	30,225 [2]
Institutional Class	116,581	1,860,547	984,179	13,461,872
		4,388,437		29,138,270
Reinvestment of distributions
Class A	40,590	646,211	173,769	2,434,654
Class C	0 [1]	0 [1]	968	13,443
Class R6	2,629	41,137	22,464	310,640
Administrator Class	N/A	N/A	10,765 [2]	145,509 [2]
Institutional Class	28,635	449,419	144,732	1,991,036
		1,136,767		4,895,282
Payment for shares redeemed
Class A	(524,421)	(8,472,307)	(2,376,754)	(34,155,121)
Class C	(349)[1]	(5,405)[1]	(39,581)	(540,923)
Class R6	(29,138)	(459,209)	(1,026,144)	(14,851,800)
Administrator Class	N/A	N/A	(68,860)[2]	(914,500)[2]
Institutional Class	(584,928)	(9,437,210)	(4,908,536)	(69,355,417)
		(18,374,131)		(119,817,761)
1 For the period from November 1, 2025 to November 14, 2025
2 For the period from November 1, 2024 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
8 | Allspring International Equity Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2026 (unaudited)		Year ended October 31, 2025
	Shares		Shares
Share conversions
Class A	64,877 [3]	$1,008,143 [3]	0	$0
Class C	(65,269)[3]	(1,008,143)[3]	0	0
Administrator Class	N/A	N/A	(534,990)[4]	(7,927,854)[4]
Institutional Class	0	0	530,874 [4]	7,927,854 [4]
		0		0
Net decrease in net assets resulting from capital share transactions		(12,848,927)		(85,784,209)
Total increase (decrease) in net assets		3,258,030		(49,662,960)
Net assets
Beginning of period		171,788,012		221,450,972
End of period		$175,046,042		$171,788,012
3 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
4 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 9

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2026 (unaudited)	Year ended October 31
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.39	$12.96	$11.41	$10.04	$13.34	$10.43
Net investment income	0.10 [1]	0.25 [1]	0.24 [1]	0.22 [1]	0.16	0.23 [1]
Net realized and unrealized gains (losses) on investments	1.49	2.50	1.61	1.34	(3.17)	2.89
Total from investment operations	1.59	2.75	1.85	1.56	(3.01)	3.12
Distributions to shareholders from
Net investment income	(0.10)	(0.32)	(0.30)	(0.19)	(0.27)	(0.21)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.02)	0.00
Total distributions to shareholders	(0.10)	(0.32)	(0.30)	(0.19)	(0.29)	(0.21)
Net asset value, end of period	$16.88	$15.39	$12.96	$11.41	$10.04	$13.34
Total return[2]	10.36%	21.46%	16.18%	15.53%	(22.84)%	29.92%
Ratios to average net assets (annualized)
Gross expenses	1.35%	1.34%	1.35%	1.45%	1.40%	1.36%
Net expenses	1.12%	1.13%	1.13%	1.12%	1.13%	1.13%
Net investment income	1.24%	1.79%	1.83%	1.82%	1.50%	1.73%
Supplemental data
Portfolio turnover rate	11%	22%	44%	126%	58%	95%
Net assets, end of period (000s omitted)	$111,983	$106,238	$110,254	$110,902	$116,735	$170,419

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
10 | Allspring International Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2026 (unaudited)	Year ended October 31
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.15	$12.78	$11.26	$9.92	$13.22	$10.36
Net investment income	0.12 [1]	0.32 [1]	0.32 [1]	0.26 [1]	0.22	0.31
Net realized and unrealized gains (losses) on investments	1.47	2.43	1.55	1.31	(3.16)	2.81
Total from investment operations	1.59	2.75	1.87	1.57	(2.94)	3.12
Distributions to shareholders from
Net investment income	(0.13)	(0.38)	(0.35)	(0.23)	(0.34)	(0.26)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.02)	0.00
Total distributions to shareholders	(0.13)	(0.38)	(0.35)	(0.23)	(0.36)	(0.26)
Net asset value, end of period	$16.61	$15.15	$12.78	$11.26	$9.92	$13.22
Total return[2]	10.56%	21.81%	16.61%	15.87%	(22.56)%	30.17%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.92%	0.93%	1.02%	0.97%	0.95%
Net expenses	0.79%	0.80%	0.79%	0.79%	0.79%	0.79%
Net investment income	1.57%	2.34%	2.54%	2.23%	1.83%	1.70%
Supplemental data
Portfolio turnover rate	11%	22%	44%	126%	58%	95%
Net assets, end of period (000s omitted)	$5,608	$5,462	$11,311	$23,429	$42,385	$55,639

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2026 (unaudited)	Year ended October 31
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.19	$12.80	$11.27	$9.93	$13.22	$10.34
Net investment income	0.12 [1]	0.30 [1]	0.27 [1]	0.24 [1]	0.22 [1]	0.25 [1]
Net realized and unrealized gains (losses) on investments	1.47	2.45	1.60	1.32	(3.16)	2.88
Total from investment operations	1.59	2.75	1.87	1.56	(2.94)	3.13
Distributions to shareholders from
Net investment income	(0.12)	(0.36)	(0.34)	(0.22)	(0.33)	(0.25)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.02)	0.00
Total distributions to shareholders	(0.12)	(0.36)	(0.34)	(0.22)	(0.35)	(0.25)
Net asset value, end of period	$16.66	$15.19	$12.80	$11.27	$9.93	$13.22
Total return[2]	10.55%	21.81%	16.57%	15.75%	(22.56)%	30.30%
Ratios to average net assets (annualized)
Gross expenses	1.03%	1.02%	1.03%	1.12%	1.07%	1.03%
Net expenses	0.84%	0.85%	0.84%	0.84%	0.84%	0.84%
Net investment income	1.47%	2.16%	2.13%	2.07%	1.79%	1.93%
Supplemental data
Portfolio turnover rate	11%	22%	44%	126%	58%	95%
Net assets, end of period (000s omitted)	$57,455	$59,084	$91,360	$121,069	$127,869	$192,670

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Allspring International Equity Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring International Equity Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund. Additionally, effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2026, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Allspring International Equity Fund | 13

Notes to financial statements (unaudited)
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2026, the aggregate cost of all investments for federal income tax purposes was $125,257,193 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$57,964,478
Gross unrealized losses	(10,299,800)
Net unrealized gains	$47,664,678
As of October 31, 2025, the Fund had capital loss carryforwards which consisted of $18,778,738 in short-term capital losses and $38,539,347 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
14 | Allspring International Equity Fund

Notes to financial statements (unaudited)
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Belgium	$0	$1,716,835	$0	$1,716,835
Canada	6,838,756	0	0	6,838,756
Denmark	0	2,053,465	0	2,053,465
Finland	0	2,551,804	0	2,551,804
France	0	27,869,465	0	27,869,465
Germany	0	29,159,639	0	29,159,639
Ireland	1,462,359	0	0	1,462,359
Italy	0	2,176,681	0	2,176,681
Japan	0	25,141,965	0	25,141,965
Luxembourg	1,142,721	0	0	1,142,721
Netherlands	5,868,437	8,991,036	0	14,859,473
South Korea	0	6,638,359	0	6,638,359
Switzerland	0	9,642,840	0	9,642,840
Taiwan	3,039,761	0	0	3,039,761
United Kingdom	1,562,202	31,551,275	0	33,113,477
United States	896,315	0	0	896,315
Short-term investments
Investment companies	4,393,056	0	0	4,393,056
	25,203,607	147,493,364	0	172,696,971
Futures contracts	224,900	0	0	224,900
Total assets	$25,428,507	$147,493,364	$0	$172,921,871
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At April 30, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
Allspring International Equity Fund | 15

Notes to financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.800%
Next $1 billion	0.750
Next $2 billion	0.725
Next $1 billion	0.700
Next $5 billion	0.690
Over $10 billion	0.680
For the six months ended April 30, 2026, the management fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2027 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of April 30, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.14%
Class R6	0.79
Institutional Class	0.84
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2026, Allspring Funds Distributor received $444 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended April 30, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
16 | Allspring International Equity Fund

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended April 30, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended were $18,969,367 and $32,316,528, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended April 30, 2026, there were no borrowings by the Fund under the agreement.
7.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in Europe. A fund that invests a substantial portion of its assets in any country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund’s investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring International Equity Fund | 17

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

18 | Allspring International Equity Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring International Equity Fund | 19

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3311 04-26

Allspring Emerging Markets Equity Advantage Fund
Long Form Financial Statements
Semi-Annual Report
April 30, 2026

Allspring Emerging Markets Equity Advantage Fund | 1

Portfolio of investments—April 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 91.57%
Brazil: 4.86%
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	690,600	$2,514,544
Banco BTG Pactual SA (Financials, Capital markets)	226,072	2,709,139
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Utilities, Water utilities)	525,870	3,520,455
Fras-Le SA (Consumer discretionary, Automobile components)	394,800	1,723,732
Multiplan Empreendimentos Imobiliarios SA (Real estate, Real estate management & development)	303,100	1,941,583
Petroleo Brasileiro SA ADR (Energy, Oil, gas & consumable fuels)	290,822	5,781,541
Telefonica Brasil SA (Communication services, Diversified telecommunication services)	483,760	3,834,481
		22,025,475
Chile: 0.45%
Banco Itau Chile SA (Financials, Banks)	99,514	2,034,938
China: 22.90%
Airtac International Group (Industrials, Machinery)	90,000	4,202,092
Alibaba Group Holding Ltd. (Consumer discretionary, Broadline retail)	697,500	11,495,504
ANTA Sports Products Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	273,600	2,866,240
Baidu, Inc. Class A (Communication services, Interactive media & services)†	236,994	3,742,373
China Construction Bank Corp. Class H (Financials, Banks)	7,357,000	8,304,575
China Merchants Bank Co. Ltd. Class H (Financials, Banks)	476,500	2,884,033
China Oilfield Services Ltd. Class H (Energy, Energy equipment & services)	1,518,000	1,832,881
China Resources Land Ltd. (Real estate, Real estate management & development)	695,000	2,920,064
CITIC Securities Co. Ltd. Class H (Financials, Capital markets)	587,000	2,084,103
Contemporary Amperex Technology Co. Ltd. Class A (Industrials, Electrical equipment)	76,058	4,882,262
H World Group Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	566,900	2,926,977
Industrial & Commercial Bank of China Ltd. Class H (Financials, Banks)	3,764,000	3,391,176
Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Consumer staples, Food products)	663,978	2,671,207
Kanzhun Ltd. ADR (Industrials, Professional services)	141,523	1,913,391
Kweichow Moutai Co. Ltd. Class A (Consumer staples, Beverages)	9,000	1,823,785
Midea Group Co. Ltd. Class A (Consumer discretionary, Household durables)	228,258	2,714,390
NARI Technology Co. Ltd. Class A (Industrials, Electrical equipment)	914,900	3,486,946
Ningbo Joyson Electronic Corp. Class H (Consumer discretionary, Automobile components)†	925,000	1,987,538
Ping An Insurance Group Co. of China Ltd. Class A (Financials, Insurance)	563,102	4,909,399
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health care, Health care equipment & supplies)	103,300	2,556,141
Sinopharm Group Co. Ltd. Class H (Health care, Health care providers & services)	816,000	1,941,069
Tencent Holdings Ltd. (Communication services, Interactive media & services)	270,000	16,397,704
Trip.com Group Ltd. (Consumer discretionary, Hotels, restaurants & leisure)†	42,100	2,273,356
WuXi AppTec Co. Ltd. Class H (Health care, Life sciences tools & services)144A	154,100	2,707,214
Yealink Network Technology Corp. Ltd. Class A (Information technology, Communications equipment)	389,732	2,086,689
The accompanying notes are an integral part of these financial statements.
2 | Allspring Emerging Markets Equity Advantage Fund

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
China(continued)
Yutong Bus Co. Ltd. Class A (Industrials, Machinery)	434,800	$2,253,008
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H (Industrials, Machinery)	2,454,600	2,472,002
		103,726,119
Greece: 0.66%
Piraeus Bank SA (Financials, Banks)	317,091	3,001,916
Hong Kong: 0.36%
China Overseas Land & Investment Ltd. (Real estate, Real estate management & development)	940,500	1,615,473
Hungary: 0.94%
OTP Bank Nyrt (Financials, Banks)	13,974	1,874,317
Richter Gedeon Nyrt (Health care, Pharmaceuticals)	56,728	2,392,772
		4,267,089
India: 10.20%
Ashok Leyland Ltd. (Industrials, Machinery)	1,376,173	2,372,062
Bajaj Auto Ltd. (Consumer discretionary, Automobiles)	32,834	3,484,689
Bank of Maharashtra (Financials, Banks)	4,511,621	3,754,113
Embassy Office Parks REIT (Real estate, Office REITs)	1,172,665	5,244,230
Hyundai Motor India Ltd. (Consumer discretionary, Automobiles)	100,308	1,941,234
Indian Energy Exchange Ltd. (Financials, Capital markets)144A	1,667,739	2,202,186
Indus Towers Ltd. (Communication services, Diversified telecommunication services)†	696,209	3,021,208
Infosys Ltd. (Information technology, IT services)	145,062	1,827,439
NHPC Ltd. (Utilities, Independent power and renewable electricity producers)	3,282,049	2,899,147
Nippon Life India Asset Management Ltd. (Financials, Capital markets)144A	298,118	3,192,191
Nuvama Wealth Management Ltd. (Financials, Capital markets)	249,130	3,511,751
Power Grid Corp. of India Ltd. (Utilities, Electric utilities)	1,452,083	4,899,880
Shriram Finance Ltd. (Financials, Consumer finance)	249,160	2,481,086
State Bank of India (Financials, Banks)	473,348	5,371,575
		46,202,791
Malaysia: 0.94%
Hong Leong Bank Bhd. (Financials, Banks)	414,100	2,321,003
Public Bank Bhd. (Financials, Banks)	1,625,700	1,917,002
		4,238,005
Mexico: 2.31%
Fomento Economico Mexicano SAB de CV ADR (Consumer staples, Beverages)	19,927	2,356,169
Grupo Aeroportuario del Pacifico SAB de CV Class B (Industrials, Transportation infrastructure)	117,595	2,961,602
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	277,700	3,026,347
Prologis Property Mexico SA de CV (Real estate, Industrial REITs)	465,021	2,129,644
		10,473,762
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Advantage Fund | 3

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
Peru: 1.13%
Cia de Minas Buenaventura SAA ADR (Materials, Metals & mining)	88,083	$2,870,625
Credicorp Ltd. (Financials, Banks)	6,979	2,262,382
		5,133,007
Philippines: 0.37%
International Container Terminal Services, Inc. (Industrials, Transportation infrastructure)	143,490	1,657,225
Poland: 0.65%
Powszechna Kasa Oszczednosci Bank Polski SA (Financials, Banks)	112,949	2,958,767
Saudi Arabia: 1.71%
Al Rajhi Bank (Financials, Banks)	105,725	1,938,355
Etihad Etisalat Co. (Communication services, Wireless telecommunication services)	116,503	2,022,817
Nahdi Medical Co. (Consumer staples, Consumer staples distribution & retail)	74,250	2,084,188
Saudi National Bank (Financials, Banks)	163,870	1,716,255
		7,761,615
Singapore: 1.15%
BOC Aviation Ltd. (Industrials, Trading companies & distributors)144A	208,300	2,138,895
Singapore Telecommunications Ltd. (Communication services, Diversified telecommunication services)	853,100	3,089,755
		5,228,650
South Africa: 3.24%
Absa Group Ltd. (Financials, Banks)	198,644	2,785,210
FirstRand Ltd. (Financials, Financial services)	699,991	3,711,407
Gold Fields Ltd. ADR (Materials, Metals & mining)	85,315	3,624,181
Impala Platinum Holdings Ltd. (Materials, Metals & mining)	106,822	1,497,329
Naspers Ltd. Class N (Consumer discretionary, Broadline retail)	27,619	1,495,566
Pepkor Holdings Ltd. (Consumer discretionary, Specialty retail)144A	1,184,104	1,564,353
		14,678,046
South Korea: 15.24%
Hana Financial Group, Inc. (Financials, Banks)	27,437	2,383,769
HD Hyundai Marine Solution Co. Ltd. Class C (Industrials, Machinery)	12,855	2,324,264
Hyundai Motor Co. (Consumer discretionary, Automobiles)	17,212	6,238,658
KB Financial Group, Inc. (Financials, Banks)	27,218	2,980,510
KEPCO Plant Service & Engineering Co. Ltd. (Industrials, Commercial services & supplies)	43,722	1,856,066
Korea Investment Holdings Co. Ltd. (Financials, Capital markets)	11,770	1,934,087
KT Corp. ADR (Communication services, Diversified telecommunication services)	93,548	2,004,734
POSCO Holdings, Inc. (Materials, Metals & mining)	10,155	3,202,897
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	203,202	30,599,698
SK Hynix, Inc. (Information technology, Semiconductors & semiconductor equipment)	17,417	15,531,923
		69,056,606
The accompanying notes are an integral part of these financial statements.
4 | Allspring Emerging Markets Equity Advantage Fund

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
Taiwan: 22.89%
Advantech Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	200,000	$2,287,089
ASE Technology Holding Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	659,000	10,329,594
ASMedia Technology, Inc. (Information technology, Semiconductors & semiconductor equipment)	52,000	2,287,964
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	82,000	5,750,287
Hon Hai Precision Industry Co. Ltd. (Information technology, Electronic equipment, instruments & components)	414,000	2,924,918
Largan Precision Co. Ltd. (Information technology, Electronic equipment, instruments & components)	27,000	2,168,041
Lite-On Technology Corp. ADR (Information technology, Technology hardware, storage & peripherals)	782,000	4,192,988
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	157,000	13,106,613
Nan Pao Resins Chemical Co. Ltd. (Materials, Chemicals)	206,000	2,345,725
Taiwan Semiconductor Manufacturing Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	801,000	55,606,901
Wiwynn Corp. (Information technology, Technology hardware, storage & peripherals)	18,000	2,702,529
		103,702,649
United Arab Emirates: 0.43%
Emirates NBD Bank PJSC (Financials, Banks)	246,805	1,948,584
United Kingdom: 0.48%
Anglo American PLC (Materials, Metals & mining)	43,430	2,149,130
United States: 0.66%
Southern Copper Corp. (Materials, Metals & mining)	17,472	2,999,768
Total common stocks (Cost $248,476,365)		414,859,615

	Dividend rate
Preferred stocks: 2.11%
Brazil: 0.50%
Itau Unibanco Holding SA (Financials, Banks)	0.05	260,521	2,272,285
South Korea: 1.61%
LG Chem Ltd. (Materials, Chemicals)	1.38	19,944	2,530,494
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	0.24	43,953	4,744,018
			7,274,512
Total preferred stocks (Cost $4,681,375)			9,546,797
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Advantage Fund | 5

Portfolio of investments—April 30, 2026 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.21%
Investment companies: 2.21%
Allspring Government Money Market Fund Select Class♠∞		3.60%	9,985,825	$9,985,825
Total short-term investments (Cost $9,985,825)				9,985,825
Total investments in securities (Cost $263,143,565)	95.89%			434,392,237
Other assets and liabilities, net	4.11			18,625,770
Total net assets	100.00%			$453,018,007

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,179,646	$76,610,922	$(73,804,743)	$0	$0	$9,985,825	9,985,825	$187,352
The accompanying notes are an integral part of these financial statements.
6 | Allspring Emerging Markets Equity Advantage Fund

Statement of assets and liabilities—April 30, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $253,157,740)	$424,406,412
Investments in affiliated securities, at value (cost $9,985,825)	9,985,825
Cash	23
Foreign currency, at value (cost $2,312,620)	2,322,224
Receivable for investments sold	16,608,259
Receivable for dividends	872,695
Receivable for Fund shares sold	152,721
Prepaid expenses and other assets	49,693
Total assets	454,397,852
Liabilities
Contingent tax liability	832,346
Management fee payable	304,882
Payable for Fund shares redeemed	101,678
Administration fees payable	44,958
Shareholder servicing fees payable	19,002
Accrued expenses and other liabilities	76,979
Total liabilities	1,379,845
Total net assets	$453,018,007
Net assets consist of
Paid-in capital	$281,253,599
Total distributable earnings	171,764,408
Total net assets	$453,018,007
Computation of net asset value and offering price per share
Net assets–Class A	$96,781,147
Shares outstanding–Class A1	5,570,455
Net asset value per share–Class A	$17.37
Maximum offering price per share – Class A2	$18.43
Net assets–Class R6	$84,159,662
Shares outstanding–Class R6[1]	4,846,433
Net asset value per share–Class R6	$17.37
Net assets–Institutional Class	$272,077,198
Shares outstanding–Institutional Class[1]	15,611,356
Net asset value per share–Institutional Class	$17.43
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Advantage Fund | 7

Statement of operations—six months ended April 30, 2026 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $662,950)	$3,729,274
Income from affiliated securities	187,352
Interest (net of foreign withholding taxes of $2)	1,083
Total investment income	3,917,709
Expenses
Management fee	2,130,044
Administration fees
Class A	85,652
Class C	93 [1]
Class R6	11,396
Institutional Class	158,600
Shareholder servicing fees
Class A	107,040
Class C	116 [1]
Distribution fee
Class C	340 [1]
Custody and accounting fees	117,988
Professional fees	29,511
Registration fees	49,242
Shareholder report expenses	18,233
Trustees’ fees and expenses	5,020
Other fees and expenses	29,819
Total expenses	2,743,094
Less: Fee waivers and/or expense reimbursements
Fund-level	(391,823)
Class A	(8,674)
Net expenses	2,342,597
Net investment income	1,575,112
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities (net of foreign capital gains tax of $36,882)	34,278,414
Foreign currency and foreign currency translations	(223,663)
Net realized gains on investments	34,054,751
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $38,876)	35,302,657
Foreign currency and foreign currency translations	6,957
Net change in unrealized gains (losses) on investments	35,309,614
Net realized and unrealized gains (losses) on investments	69,364,365
Net increase in net assets resulting from operations	$70,939,477
1 For the period from November 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
8 | Allspring Emerging Markets Equity Advantage Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2026 (unaudited)		Year ended October 31, 2025
Operations
Net investment income		$1,575,112		$6,083,693
Net realized gains on investments		34,054,751		22,520,667
Net change in unrealized gains (losses) on investments		35,309,614		51,702,307
Net increase in net assets resulting from operations		70,939,477		80,306,667
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,366,431)		(1,037,320)
Class C		0 [1]		(14,009)
Class R6		(1,292,881)		(1,303,181)
Administrator Class		N/A		(21,056)[2]
Institutional Class		(4,014,521)		(3,712,346)
Total distributions to shareholders		(6,673,833)		(6,087,912)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	174,662	2,823,005	522,829	6,408,430
Class C	0 [1]	0 [1]	2,021	25,619
Class R6	19,294	302,396	1,650,302	19,922,273
Administrator Class	N/A	N/A	160,438 [2]	1,935,281 [2]
Institutional Class	1,725,320	27,400,923	1,691,549	20,823,475
		30,526,324		49,115,078
Reinvestment of distributions
Class A	90,192	1,308,927	78,634	989,099
Class C	0 [1]	0 [1]	1,146	13,995
Class R6	88,484	1,281,386	91,633	1,164,129
Administrator Class	N/A	N/A	1,657 [2]	20,802 [2]
Institutional Class	275,359	4,004,232	287,787	3,640,777
		6,594,545		5,828,802
Payment for shares redeemed
Class A	(264,616)	(4,161,136)	(898,103)	(11,392,429)
Class C	(2,016)[1]	(29,428)[1]	(77,513)	(947,122)
Class R6	(842,189)	(12,662,301)	(1,272,559)	(16,697,641)
Administrator Class	N/A	N/A	(174,529)[2]	(2,131,631)[2]
Institutional Class	(2,012,155)	(32,753,829)	(5,108,459)	(63,341,092)
		(49,606,694)		(94,509,915)
1 For the period from November 1, 2025 to November 14, 2025
2 For the period from November 1, 2024 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Advantage Fund | 9

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2026 (unaudited)		Year ended October 31, 2025
	Shares		Shares
Share conversions
Class A	80,975 [3]	$1,196,249 [3]	0	$0
Class C	(81,718)[3]	(1,196,249)[3]	0	0
Administrator Class	N/A	N/A	(112,114)[4]	(1,603,581)[4]
Institutional Class	0	0	112,782 [4]	1,603,581 [4]
		0		0
Net decrease in net assets resulting from capital share transactions		(12,485,825)		(39,566,035)
Total increase in net assets		51,779,819		34,652,720
Net assets
Beginning of period		401,238,188		366,585,468
End of period		$453,018,007		$401,238,188
3 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
4 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Emerging Markets Equity Advantage Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2026 (unaudited)	Year ended October 31
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.97	$12.28	$9.69	$9.03	$12.67	$10.33
Net investment income	0.04 [1]	0.18 [1]	0.22 [1]	0.25 [1]	0.27 [1]	0.24
Net realized and unrealized gains (losses) on investments	2.61	2.69	2.54	0.64	(3.59)	2.34
Total from investment operations	2.65	2.87	2.76	0.89	(3.32)	2.58
Distributions to shareholders from
Net investment income	(0.25)	(0.18)	(0.17)	(0.23)	(0.32)	(0.24)
Net asset value, end of period	$17.37	$14.97	$12.28	$9.69	$9.03	$12.67
Total return[2]	18.01%	23.68%	28.62%	9.72%	(26.67)%	24.93%
Ratios to average net assets (annualized)
Gross expenses	1.62%	1.65%	1.61%	1.68%	1.70%	1.63%
Net expenses	1.41%	1.50%	1.53%	1.51%	1.54%	1.54%
Net investment income	0.52%	1.43%	1.90%	2.43%	2.34%	1.88%
Supplemental data
Portfolio turnover rate	29%	57%	81%	68%	50%	73%
Net assets, end of period (000s omitted)	$96,781	$82,183	$71,073	$62,296	$63,130	$94,152

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Advantage Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2026 (unaudited)	Year ended October 31
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.95	$12.26	$9.67	$9.02	$12.67	$10.33
Net investment income	0.07 [1]	0.24 [1]	0.29 [1]	0.28 [1]	0.31 [1]	0.26
Net realized and unrealized gains (losses) on investments	2.61	2.68	2.52	0.64	(3.59)	2.37
Total from investment operations	2.68	2.92	2.81	0.92	(3.28)	2.63
Distributions to shareholders from
Net investment income	(0.26)	(0.23)	(0.22)	(0.27)	(0.37)	(0.29)
Net asset value, end of period	$17.37	$14.95	$12.26	$9.67	$9.02	$12.67
Total return[2]	18.25%	24.16%	29.17%	10.10%	(26.49)%	25.44%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.23%	1.19%	1.25%	1.26%	1.19%
Net expenses	1.01%	1.14%	1.17%	1.17%	1.17%	1.15%
Net investment income	0.93%	1.87%	2.45%	2.77%	2.72%	2.00%
Supplemental data
Portfolio turnover rate	29%	57%	81%	68%	50%	73%
Net assets, end of period (000s omitted)	$84,160	$83,409	$62,675	$27,722	$28,296	$43,761

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Emerging Markets Equity Advantage Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2026 (unaudited)	Year ended October 31
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.00	$12.31	$9.70	$9.05	$12.70	$10.35
Net investment income	0.06 [1]	0.22 [1]	0.26 [1]	0.28 [1]	0.30 [1]	0.28
Net realized and unrealized gains (losses) on investments	2.62	2.69	2.56	0.63	(3.60)	2.35
Total from investment operations	2.68	2.91	2.82	0.91	(3.30)	2.63
Distributions to shareholders from
Net investment income	(0.25)	(0.22)	(0.21)	(0.26)	(0.35)	(0.28)
Net asset value, end of period	$17.43	$15.00	$12.31	$9.70	$9.05	$12.70
Total return[2]	18.24%	23.96%	29.17%	9.95%	(26.44)%	25.27%
Ratios to average net assets (annualized)
Gross expenses	1.30%	1.33%	1.29%	1.35%	1.37%	1.30%
Net expenses	1.11%	1.20%	1.22%	1.22%	1.22%	1.22%
Net investment income	0.82%	1.69%	2.23%	2.72%	2.68%	2.21%
Supplemental data
Portfolio turnover rate	29%	57%	81%	68%	50%	73%
Net assets, end of period (000s omitted)	$272,077	$234,404	$229,366	$196,092	$190,468	$234,185

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Advantage Fund | 13

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Emerging Markets Equity Advantage Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund. Additionally, effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2026, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
14 | Allspring Emerging Markets Equity Advantage Fund

Notes to financial statements (unaudited)
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2026, the aggregate cost of all investments for federal income tax purposes was $274,875,165 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$176,478,175
Gross unrealized losses	(16,961,103)
Net unrealized gains	$159,517,072
As of October 31, 2025, the Fund had capital loss carryforwards which consisted of $22,738,223 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Emerging Markets Equity Advantage Fund | 15

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$22,025,475	$0	$0	$22,025,475
Chile	2,034,938	0	0	2,034,938
China	5,990,184	97,735,935	0	103,726,119
Greece	0	3,001,916	0	3,001,916
Hong Kong	0	1,615,473	0	1,615,473
Hungary	0	4,267,089	0	4,267,089
India	2,202,186	44,000,605	0	46,202,791
Malaysia	2,321,003	1,917,002	0	4,238,005
Mexico	10,473,762	0	0	10,473,762
Peru	5,133,007	0	0	5,133,007
Philippines	1,657,225	0	0	1,657,225
Poland	0	2,958,767	0	2,958,767
Saudi Arabia	1,716,255	6,045,360	0	7,761,615
Singapore	0	5,228,650	0	5,228,650
South Africa	3,624,181	11,053,865	0	14,678,046
South Korea	2,004,734	67,051,872	0	69,056,606
Taiwan	0	103,702,649	0	103,702,649
United Arab Emirates	1,948,584	0	0	1,948,584
United Kingdom	0	2,149,130	0	2,149,130
United States	2,999,768	0	0	2,999,768
Preferred stocks
Brazil	2,272,285	0	0	2,272,285
South Korea	0	7,274,512	0	7,274,512
Short-term investments
Investment companies	9,985,825	0	0	9,985,825
Total assets	$76,389,412	$358,002,825	$0	$434,392,237
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At April 30, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	1.050%
Next $1 billion	1.025
Next $2 billion	1.000
Next $1 billion	0.975
Next $3 billion	0.965
Next $2 billion	0.955
Over $10 billion	0.945
For the six months ended April 30, 2026, the management fee was equivalent to an annual rate of 1.05% of the Fund’s average daily net assets.
16 | Allspring Emerging Markets Equity Advantage Fund

Notes to financial statements (unaudited)
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2027 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of April 30, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.43%
Class R6	1.01
Institutional Class	1.11
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2026, Allspring Funds Distributor received $38 from the sale of Class A shares and $1,228 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the six months ended April 30, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended April 30, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended were $115,154,832 and $152,921,311, respectively.
Allspring Emerging Markets Equity Advantage Fund | 17

Notes to financial statements (unaudited)
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended April 30, 2026, there were no borrowings by the Fund under the agreement.
7.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in information technology sector and in Asia/Pacific ex-Japan. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
18 | Allspring Emerging Markets Equity Advantage Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Emerging Markets Equity Advantage Fund | 19

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

20 | Allspring Emerging Markets Equity Advantage Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3356 04-26

Allspring Special International Small Cap Fund
Long Form Financial Statements
Semi-Annual Report
April 30, 2026

Allspring Special International Small Cap Fund | 1

Portfolio of investments—April 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 93.62%
Australia: 3.95%
Ansell Ltd. (Health care, Health care equipment & supplies)	88,062	$1,689,319
Orora Ltd. (Materials, Containers & packaging)	531,790	507,706
Perenti Ltd. (Materials, Metals & mining)	511,972	692,948
Reliance Worldwide Corp. Ltd. (Industrials, Building products)	784,476	1,860,371
Steadfast Group Ltd. (Financials, Insurance)	630,044	1,937,909
		6,688,253
Austria: 1.22%
BAWAG Group AG (Financials, Banks)144A	12,094	2,071,107
Belgium: 0.45%
Azelis Group NV (Industrials, Trading companies & distributors)	56,835	753,035
Canada: 6.97%
Finning International, Inc. (Industrials, Trading companies & distributors)	20,260	1,483,760
Freehold Royalties Ltd. (Energy, Oil, gas & consumable fuels)	114,000	1,509,817
Major Drilling Group International, Inc. (Materials, Metals & mining)†	101,300	1,168,602
Onex Corp. (Financials, Capital markets)	27,600	2,325,483
PrairieSky Royalty Ltd. (Energy, Oil, gas & consumable fuels)	209,860	5,300,767
		11,788,429
Finland: 1.97%
Huhtamaki Oyj (Materials, Containers & packaging)	28,096	899,174
Metso Oyj (Industrials, Machinery)	140,416	2,425,591
		3,324,765
France: 2.06%
Alten SA (Information technology, IT services)	52,281	3,483,027
Germany: 4.86%
AIXTRON SE (Information technology, Semiconductors & semiconductor equipment)	25,710	1,420,577
Bechtle AG (Information technology, IT services)	53,118	1,807,835
CTS Eventim AG & Co. KGaA (Communication services, Entertainment)	30,545	2,016,083
TAG Immobilien AG (Real estate, Real estate management & development)	170,863	2,979,666
		8,224,161
Italy: 6.85%
Azimut Holding SpA (Financials, Capital markets)	52,582	2,232,891
Buzzi SpA (Materials, Construction materials)	75,718	4,145,843
De’ Longhi SpA (Consumer discretionary, Household durables)	57,608	2,240,160
Interpump Group SpA (Industrials, Machinery)	70,616	2,977,033
		11,595,927
Japan: 34.30%
ALSOK Co. Ltd. (Industrials, Commercial services & supplies)	213,800	1,621,714
Anritsu Corp. (Information technology, Electronic equipment, instruments & components)	122,200	3,198,844
Daiseki Co. Ltd. (Industrials, Commercial services & supplies)	89,560	2,398,347
The accompanying notes are an integral part of these financial statements.
2 | Allspring Special International Small Cap Fund

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
Japan(continued)
DTS Corp. (Information technology, IT services)	458,700	$2,989,295
Ezaki Glico Co. Ltd. (Consumer staples, Food products)	19,100	690,918
Fuji Seal International, Inc. (Materials, Containers & packaging)	106,600	1,684,610
Hachijuni Nagano Bank Ltd. (Financials, Banks)	133,600	1,810,059
Horiba Ltd. (Information technology, Electronic equipment, instruments & components)	26,800	3,731,549
Hoshizaki Corp. (Industrials, Machinery)	82,300	2,675,948
Japan Elevator Service Holdings Co. Ltd. (Industrials, Commercial services & supplies)	144,400	1,460,904
Kamigumi Co. Ltd. (Industrials, Transportation infrastructure)	63,900	2,111,918
Lion Corp. (Consumer staples, Household products)	109,900	1,075,073
MARUWA Co. Ltd. (Information technology, Electronic equipment, instruments & components)	7,200	3,401,328
McDonald’s Holdings Co. Japan Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	35,000	1,815,336
MEITEC Group Holdings, Inc. (Industrials, Professional services)	160,400	3,212,452
MISUMI Group, Inc. (Industrials, Machinery)	161,000	3,705,982
Nihon Parkerizing Co. Ltd. (Materials, Chemicals)	170,800	1,570,713
NOF Corp. (Materials, Chemicals)	38,500	786,285
Orix JREIT, Inc. (Real estate, Office REITs)	4,486	2,842,523
San-A Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	123,000	2,582,790
Shimamura Co. Ltd. (Consumer discretionary, Specialty retail)	113,800	2,379,874
Shizuoka Financial Group, Inc. (Financials, Banks)	131,100	2,301,541
Stanley Electric Co. Ltd. (Consumer discretionary, Automobile components)	145,500	2,839,705
Sumitomo Warehouse Co. Ltd. (Industrials, Transportation infrastructure)	40,400	973,591
Taikisha Ltd. (Industrials, Construction & engineering)	106,900	2,374,438
Zenkoku Hosho Co. Ltd. (Financials, Financial services)	89,100	1,795,033
		58,030,770
Netherlands: 3.20%
Aalberts NV (Industrials, Machinery)	59,617	2,264,645
Arcadis NV (Industrials, Professional services)	53,922	2,309,348
Technip Energies NV (Energy, Energy equipment & services)	17,554	830,437
		5,404,430
Norway: 3.62%
Atea ASA (Information technology, IT services)	124,891	2,105,624
Elopak ASA (Materials, Containers & packaging)	155,491	599,998
SpareBank 1 SMN (Financials, Banks)	153,187	3,419,331
		6,124,953
Spain: 3.50%
Vidrala SA (Materials, Containers & packaging)	11,826	1,066,832
Viscofan SA (Consumer staples, Food products)	68,945	4,855,036
		5,921,868
Sweden: 5.27%
AAK AB (Consumer staples, Food products)	84,424	2,421,699
Asker Healthcare Group AB (Health care, Health care providers & services)†	151,485	1,239,576
Beijer Ref AB Class B (Industrials, Trading companies & distributors)	112,054	1,587,541
The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 3

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
Sweden(continued)
Hacksaw AB (Communication services, Entertainment)†	97,776	$898,043
Hexpol AB (Materials, Chemicals)	254,985	2,075,451
Loomis AB Class B (Industrials, Commercial services & supplies)	15,113	700,262
		8,922,572
Switzerland: 4.47%
Accelleron Industries AG (Industrials, Electrical equipment)	15,506	1,661,310
Bossard Holding AG Class A (Industrials, Trading companies & distributors)	9,868	2,014,393
Bucher Industries AG (Industrials, Machinery)	1,596	633,766
Montana Aerospace AG (Industrials, Aerospace & defense)144A†	59,490	1,564,159
Vontobel Holding AG (Financials, Capital markets)	19,999	1,696,452
		7,570,080
United Kingdom: 10.09%
Convatec Group PLC (Health care, Health care equipment & supplies)144A	326,588	936,597
Diploma PLC (Industrials, Trading companies & distributors)	27,588	2,610,910
Domino’s Pizza Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	685,120	1,807,685
Elementis PLC (Materials, Chemicals)	674,140	1,357,657
IMI PLC (Industrials, Machinery)	64,899	2,471,877
Lancashire Holdings Ltd. (Financials, Insurance)	349,597	2,730,598
LondonMetric Property PLC (Real estate, Industrial REITs)	760,027	1,956,367
Nomad Foods Ltd. (Consumer staples, Food products)	188,683	1,833,999
Premier Foods PLC (Consumer staples, Food products)	506,112	1,361,544
		17,067,234
United States: 0.84%
Primo Brands Corp. Class A (Consumer staples, Beverages)	69,871	1,423,971
Total common stocks (Cost $124,053,074)		158,394,582
Investment companies: 1.96%
United States: 1.96%
VanEck Junior Gold Miners ETF	28,569	3,323,718
Total investment companies (Cost $3,953,580)		3,323,718

		Yield
Short-term investments: 3.78%
Investment companies: 3.78%
Allspring Government Money Market Fund Select Class♠∞		3.60%	6,393,615	6,393,615
Total short-term investments (Cost $6,393,615)				6,393,615
Total investments in securities (Cost $134,400,269)	99.36%			168,111,915
Other assets and liabilities, net	0.64			1,085,787
Total net assets	100.00%			$169,197,702

The accompanying notes are an integral part of these financial statements.
4 | Allspring Special International Small Cap Fund

Portfolio of investments—April 30, 2026 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,378,299	$28,565,933	$(26,550,617)	$0	$0	$6,393,615	6,393,615	$80,730
The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 5

Statement of assets and liabilities—April 30, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $128,006,654)	$161,718,300
Investments in affiliated securities, at value (cost $6,393,615)	6,393,615
Cash	16
Foreign currency, at value (cost $392,761)	393,881
Receivable for dividends	1,320,920
Receivable for investments sold	190,160
Receivable for Fund shares sold	82,496
Prepaid expenses and other assets	68,559
Total assets	170,167,947
Liabilities
Payable for investments purchased	783,101
Management fee payable	99,629
Payable for Fund shares redeemed	28,700
Administration fees payable	14,450
Shareholder servicing fees payable	102
Accrued expenses and other liabilities	44,263
Total liabilities	970,245
Total net assets	$169,197,702
Net assets consist of
Paid-in capital	$141,760,222
Total distributable earnings	27,437,480
Total net assets	$169,197,702
Computation of net asset value and offering price per share
Net assets–Class A	$508,697
Shares outstanding–Class A1	39,377
Net asset value per share–Class A	$12.92
Maximum offering price per share – Class A2	$13.71
Net assets–Class R6	$38,991,758
Shares outstanding–Class R6[1]	3,020,654
Net asset value per share–Class R6	$12.91
Net assets–Institutional Class	$129,697,247
Shares outstanding–Institutional Class[1]	10,029,457
Net asset value per share–Institutional Class	$12.93
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Special International Small Cap Fund

Statement of operations—six months ended April 30, 2026 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $177,833)	$2,574,177
Income from affiliated securities	80,730
Interest	68,444
Total investment income	2,723,351
Expenses
Management fee	801,363
Administration fees
Class A	450
Class C	17 [1]
Class R6	5,697
Institutional Class	84,670
Shareholder servicing fees
Class A	490
Class C	20 [1]
Distribution fee
Class C	52 [1]
Custody and accounting fees	24,115
Professional fees	24,708
Registration fees	52,176
Shareholder report expenses	18,768
Trustees’ fees and expenses	3,775
Other fees and expenses	24,694
Total expenses	1,040,995
Less: Fee waivers and/or expense reimbursements
Fund-level	(168,638)
Class A	(68)
Class R6	(1,180)
Institutional Class	(3,646)
Net expenses	867,463
Net investment income	1,855,888
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	1,523,049
Foreign currency and foreign currency translations	(42,838)
Net realized gains on investments	1,480,211
Net change in unrealized gains (losses) on
Unaffiliated securities	5,794,112
Foreign currency and foreign currency translations	46,550
Net change in unrealized gains (losses) on investments	5,840,662
Net realized and unrealized gains (losses) on investments	7,320,873
Net increase in net assets resulting from operations	$9,176,761
1 For the period from November 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2026 (unaudited)		Year ended October 31, 2025
Operations
Net investment income		$1,855,888		$3,974,170
Net realized gains on investments		1,480,211		8,914,982
Net change in unrealized gains (losses) on investments		5,840,662		11,525,866
Net increase in net assets resulting from operations		9,176,761		24,415,018
Distributions to shareholders from
Net investment income and net realized gains
Class A		(20,448)		(5,145)
Class C		0 [1]		(369)
Class R6		(2,027,848)		(1,482,705)
Institutional Class		(6,777,783)		(2,807,215)
Total distributions to shareholders		(8,826,079)		(4,295,434)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	7,378	94,922	11,584	146,097
Class C	0 [1]	0 [1]	14,745	195,893
Class R6	83,121	1,057,680	1,213,208	13,491,855
Institutional Class	832,956	10,591,662	3,314,329	38,651,237
		11,744,264		52,485,082
Reinvestment of distributions
Class A	1,614	20,448	464	5,145
Class C	0 [1]	0 [1]	33	369
Class R6	65,852	832,603	65,083	720,473
Institutional Class	474,549	6,014,466	225,943	2,507,964
		6,867,517		3,233,951
Payment for shares redeemed
Class A	(5,328)	(65,910)	(12,056)	(152,856)
Class C	(2,342)[1]	(29,983)[1]	0	0
Class R6	(198,542)	(2,539,085)	(3,417,406)	(40,939,501)
Institutional Class	(1,898,120)	(24,088,378)	(3,246,817)	(39,410,697)
		(26,723,356)		(80,503,054)
Share conversions
Class A	14,786 [2]	188,747 [2]	0	0
Class C	(14,745)[2]	(188,747)[2]	0	0
		0		0
Net decrease in net assets resulting from capital share transactions		(8,111,575)		(24,784,021)
Total decrease in net assets		(7,760,893)		(4,664,437)
Net assets
Beginning of period		176,958,595		181,623,032
End of period		$169,197,702		$176,958,595
1 For the period from November 1, 2025 to November 14, 2025
2 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
8 | Allspring Special International Small Cap Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2026 (unaudited)	Year ended October 31
Class A		2025	2024	2023	2022[1]
Net asset value, beginning of period	$12.86	$11.64	$9.95	$9.53	$11.03
Net investment income	0.13 [2]	0.21 [2]	0.18 [2]	0.13 [2]	0.03
Net realized and unrealized gains (losses) on investments	0.53	1.25	1.68	0.40	(1.53)
Total from investment operations	0.66	1.46	1.86	0.53	(1.50)
Distributions to shareholders from
Net investment income	(0.50)	(0.24)	(0.17)	(0.11)	0.00
Net realized gains	(0.10)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.60)	(0.24)	(0.17)	(0.11)	0.00
Net asset value, end of period	$12.92	$12.86	$11.64	$9.95	$9.53
Total return[3]	5.29%	12.92%	18.71%	5.52%	(13.60)%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.57%	1.51%	1.60%	1.60%
Net expenses	1.34%	1.33%	1.36%	1.37%	1.38%
Net investment income	2.00%	1.71%	1.52%	1.18%	0.69%
Supplemental data
Portfolio turnover rate	16%	43%	40%	37%	26%
Net assets, end of period (000s omitted)	$509	$269	$244	$29	$22

[1]	For the period from June 1, 2022 (commencement of class operations) to October 31, 2022
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2026 (unaudited)	Year ended October 31
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.88	$11.66	$9.96	$9.53	$13.91	$10.38
Net investment income	0.14 [1]	0.27 [1]	0.23 [1]	0.16 [1]	0.20 [1]	0.06
Net realized and unrealized gains (losses) on investments	0.55	1.24	1.68	0.41	(4.38)	3.56
Total from investment operations	0.69	1.51	1.91	0.57	(4.18)	3.62
Distributions to shareholders from
Net investment income	(0.56)	(0.29)	(0.21)	(0.14)	(0.07)	(0.05)
Net realized gains	(0.10)	0.00	0.00	0.00	(0.13)	(0.04)
Total distributions to shareholders	(0.66)	(0.29)	(0.21)	(0.14)	(0.20)	(0.09)
Net asset value, end of period	$12.91	$12.88	$11.66	$9.96	$9.53	$13.91
Total return[2]	5.49%	13.38%	19.19%	5.96%	(30.47)%	35.04%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.14%	1.11%	1.17%	1.18%	1.68%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	2.30%	2.19%	2.00%	1.50%	1.85%	0.70%
Supplemental data
Portfolio turnover rate	16%	43%	40%	37%	26%	19%
Net assets, end of period (000s omitted)	$38,992	$39,539	$60,760	$60,318	$71,264	$56,386

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Special International Small Cap Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2026 (unaudited)	Year ended October 31
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.89	$11.68	$9.97	$9.53	$13.92	$10.38
Net investment income	0.14 [1]	0.26 [1]	0.21 [1]	0.16 [1]	0.19 [1]	0.13
Net realized and unrealized gains (losses) on investments	0.55	1.23	1.70	0.41	(4.39)	3.49
Total from investment operations	0.69	1.49	1.91	0.57	(4.20)	3.62
Distributions to shareholders from
Net investment income	(0.55)	(0.28)	(0.20)	(0.13)	(0.06)	(0.04)
Net realized gains	(0.10)	0.00	0.00	0.00	(0.13)	(0.04)
Total distributions to shareholders	(0.65)	(0.28)	(0.20)	(0.13)	(0.19)	(0.08)
Net asset value, end of period	$12.93	$12.89	$11.68	$9.97	$9.53	$13.92
Total return[2]	5.46%	13.15%	19.13%	5.89%	(30.60)%	35.00%
Ratios to average net assets (annualized)
Gross expenses	1.26%	1.25%	1.21%	1.28%	1.26%	2.73%
Net expenses	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income	2.17%	2.10%	1.85%	1.45%	1.86%	1.00%
Supplemental data
Portfolio turnover rate	16%	43%	40%	37%	26%	19%
Net assets, end of period (000s omitted)	$129,697	$136,930	$120,592	$113,783	$94,626	$156

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 11

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special International Small Cap Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on November 14, 2025, Class C shares became Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2026, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
12 | Allspring Special International Small Cap Fund

Notes to financial statements (unaudited)
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2026, the aggregate cost of all investments for federal income tax purposes was $143,549,524 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$40,698,421
Gross unrealized losses	(16,136,030)
Net unrealized gains	$24,562,391
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
Allspring Special International Small Cap Fund | 13

Notes to financial statements (unaudited)
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$6,688,253	$0	$6,688,253
Austria	0	2,071,107	0	2,071,107
Belgium	0	753,035	0	753,035
Canada	11,788,429	0	0	11,788,429
Finland	0	3,324,765	0	3,324,765
France	0	3,483,027	0	3,483,027
Germany	0	8,224,161	0	8,224,161
Italy	0	11,595,927	0	11,595,927
Japan	10,454,480	47,576,290	0	58,030,770
Netherlands	0	5,404,430	0	5,404,430
Norway	6,124,953	0	0	6,124,953
Spain	4,855,036	1,066,832	0	5,921,868
Sweden	4,913,332	4,009,240	0	8,922,572
Switzerland	2,014,393	5,555,687	0	7,570,080
United Kingdom	9,091,483	7,975,751	0	17,067,234
United States	1,423,971	0	0	1,423,971
Investment companies	3,323,718	0	0	3,323,718
Short-term investments
Investment companies	6,393,615	0	0	6,393,615
Total assets	$60,383,410	$107,728,505	$0	$168,111,915
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At April 30, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
14 | Allspring Special International Small Cap Fund

Notes to financial statements (unaudited)
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.950%
Next $500 million	0.925
Next $1 billion	0.900
Next $2 billion	0.875
Next $1 billion	0.850
Next $5 billion	0.840
Over $10 billion	0.830
For the six months ended April 30, 2026, the management fee was equivalent to an annual rate of 0.95% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2027 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of April 30, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.37%
Class R6	0.95
Institutional Class	1.05
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Allspring Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A or Class C shares for the six months ended April 30, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Allspring Special International Small Cap Fund | 15

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended April 30, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended were $26,136,700 and $43,030,377, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended April 30, 2026, there were no borrowings by the Fund under the agreement.
7.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in industrials sector and in Europe and Japan. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
16 | Allspring Special International Small Cap Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Special International Small Cap Fund | 17

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

18 | Allspring Special International Small Cap Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4338 04-26

Allspring Managed Account
Allspring Managed Account CoreBuilder® Shares – Series EM
Long Form Financial Statements
Semi-Annual Report
April 30, 2026

Allspring Managed Account | 1

Portfolio of investments—April 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 86.89%
Brazil: 3.43%
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	17,000	$61,899
Banco BTG Pactual SA (Financials, Capital markets)	5,400	64,711
Fras-Le SA (Consumer discretionary, Automobile components)	8,600	37,548
Multiplan Empreendimentos Imobiliarios SA (Real estate, Real estate management & development)	6,700	42,919
		207,077
Chile: 0.80%
Banco Itau Chile SA (Financials, Banks)	2,371	48,484
China: 13.05%
Airtac International Group (Industrials, Machinery)	2,100	98,049
China Oilfield Services Ltd. Class H (Energy, Energy equipment & services)	42,000	50,712
China Resources Land Ltd. (Real estate, Real estate management & development)	14,400	60,502
CITIC Securities Co. Ltd. Class H (Financials, Capital markets)	13,000	46,156
Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Consumer staples, Food products)	14,000	56,322
Kweichow Moutai Co. Ltd. Class A (Consumer staples, Beverages)	200	40,528
Midea Group Co. Ltd. Class A (Consumer discretionary, Household durables)	4,900	58,270
NARI Technology Co. Ltd. Class A (Industrials, Electrical equipment)	19,400	73,939
Ningbo Joyson Electronic Corp. Class H (Consumer discretionary, Automobile components)†	20,500	44,048
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health care, Health care equipment & supplies)	2,200	54,439
WuXi AppTec Co. Ltd. Class H (Health care, Life sciences tools & services)144A	3,400	59,731
Yealink Network Technology Corp. Ltd. Class A (Information technology, Communications equipment)	8,000	42,833
Yutong Bus Co. Ltd. Class A (Industrials, Machinery)	9,100	47,154
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H (Industrials, Machinery)	54,000	54,383
		787,066
Greece: 1.24%
Piraeus Bank SA (Financials, Banks)	7,925	75,026
Hungary: 1.56%
OTP Bank Nyrt (Financials, Banks)	323	43,323
Richter Gedeon Nyrt (Health care, Pharmaceuticals)	1,200	50,616
		93,939
India: 16.10%
Ashok Leyland Ltd. (Industrials, Machinery)	28,917	49,843
Bajaj Auto Ltd. (Consumer discretionary, Automobiles)	714	75,777
Bank of Maharashtra (Financials, Banks)	93,358	77,683
Embassy Office Parks REIT (Real estate, Office REITs)	26,634	119,109
Hyundai Motor India Ltd. (Consumer discretionary, Automobiles)	2,283	44,182
Indian Energy Exchange Ltd. (Financials, Capital markets)144A	35,216	46,502
Indus Towers Ltd. (Communication services, Diversified telecommunication services)†	15,205	65,982
NHPC Ltd. (Utilities, Independent power and renewable electricity producers)	71,250	62,938
Nippon Life India Asset Management Ltd. (Financials, Capital markets)144A	6,511	69,719
The accompanying notes are an integral part of these financial statements.
2 | Allspring Managed Account

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
India(continued)
Nuvama Wealth Management Ltd. (Financials, Capital markets)	5,612	$79,107
Power Grid Corp. of India Ltd. (Utilities, Electric utilities)	31,466	106,178
Shriram Finance Ltd. (Financials, Consumer finance)	5,359	53,364
State Bank of India (Financials, Banks)	10,617	120,482
		970,866
Malaysia: 1.60%
Hong Leong Bank Bhd. (Financials, Banks)	9,600	53,807
Public Bank Bhd. (Financials, Banks)	36,100	42,569
		96,376
Mexico: 1.92%
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	6,100	66,477
Prologis Property Mexico SA de CV (Real estate, Industrial REITs)	10,718	49,085
		115,562
Philippines: 0.68%
International Container Terminal Services, Inc. (Industrials, Transportation infrastructure)	3,540	40,885
Saudi Arabia: 2.84%
Al Rajhi Bank (Financials, Banks)	2,321	42,553
Etihad Etisalat Co. (Communication services, Wireless telecommunication services)	2,566	44,553
Nahdi Medical Co. (Consumer staples, Consumer staples distribution & retail)	1,665	46,736
Saudi National Bank (Financials, Banks)	3,590	37,599
		171,441
Singapore: 0.83%
BOC Aviation Ltd. (Industrials, Trading companies & distributors)144A	4,900	50,315
South Africa: 2.00%
FirstRand Ltd. (Financials, Financial services)	16,196	85,873
Pepkor Holdings Ltd. (Consumer discretionary, Specialty retail)144A	26,102	34,484
		120,357
South Korea: 24.46%
Hana Financial Group, Inc. (Financials, Banks)	551	47,872
HD Hyundai Marine Solution Co. Ltd. Class C (Industrials, Machinery)	277	50,083
Hyundai Motor Co. (Consumer discretionary, Automobiles)	401	145,346
KEPCO Plant Service & Engineering Co. Ltd. (Industrials, Commercial services & supplies)	1,081	45,890
Korea Investment Holdings Co. Ltd. (Financials, Capital markets)	244	40,095
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	5,106	768,900
SK Hynix, Inc. (Information technology, Semiconductors & semiconductor equipment)	423	377,218
		1,475,404
Taiwan: 14.92%
Advantech Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	5,000	57,177
ASMedia Technology, Inc. (Information technology, Semiconductors & semiconductor equipment)	1,200	52,799
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 3

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
Taiwan(continued)
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	2,000	$140,251
Hon Hai Precision Industry Co. Ltd. (Information technology, Electronic equipment, instruments & components)	9,100	64,292
Largan Precision Co. Ltd. (Information technology, Electronic equipment, instruments & components)	600	48,179
Lite-On Technology Corp. ADR (Information technology, Technology hardware, storage & peripherals)	19,000	101,876
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	3,775	315,143
Nan Pao Resins Chemical Co. Ltd. (Materials, Chemicals)	5,000	56,935
Wiwynn Corp. (Information technology, Technology hardware, storage & peripherals)	421	63,209
		899,861
United Arab Emirates: 0.68%
Emirates NBD Bank PJSC (Financials, Banks)	5,226	41,260
United Kingdom: 0.78%
Anglo American PLC (Materials, Metals & mining)	953	47,159
Total common stocks (Cost $3,748,307)		5,241,078

	Dividend rate
Preferred stocks: 2.81%
South Korea: 2.81%
LG Chem Ltd. (Materials, Chemicals)	1.38	451	57,223
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	0.24	1,040	112,251
Total preferred stocks (Cost $81,423)			169,474

		Yield
Short-term investments: 0.36%
Investment companies: 0.36%
Allspring Government Money Market Fund Select Class♠∞		3.60%	22,012	22,012
Total short-term investments (Cost $22,012)				22,012
Total investments in securities (Cost $3,851,742)	90.06%			5,432,564
Other assets and liabilities, net	9.94			599,443
Total net assets	100.00%			$6,032,007

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
4 | Allspring Managed Account

Portfolio of investments—April 30, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$316,089	$2,378,377	$(2,672,454)	$0	$0	$22,012	22,012	$2,951
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 5

Statement of assets and liabilities—April 30, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $3,829,730)	$5,410,552
Investments in affiliated securities, at value (cost $22,012)	22,012
Foreign currency, at value (cost $22,890)	22,673
Receivable for Fund shares sold	526,567
Receivable for investments sold	60,500
Receivable for dividends	10,502
Receivable from manager	7,531
Total assets	6,060,337
Liabilities
Contingent tax liability	26,482
Payable for Fund shares redeemed	1,848
Total liabilities	28,330
Total net assets	$6,032,007
Net assets consist of
Paid-in capital	$3,903,221
Total distributable earnings	2,128,786
Total net assets	$6,032,007
Computation of net asset value per share
Net assets	$6,032,007
Shares outstanding[1]	206,860
Net asset value per share	$29.16
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Managed Account

Statement of operations—six months ended April 30, 2026 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $7,571)	$49,179
Income from affiliated securities	2,951
Interest	110
Total investment income	52,240
Expenses
Custody and accounting fees	38,845
Professional fees	16,678
Registration fees	7,301
Shareholder report expenses	12,461
Trustees’ fees and expenses	4,815
Other fees and expenses	9,265
Total expenses	89,365
Less: Fee waivers and/or expense reimbursements	(89,365)
Net expenses	0
Net investment income	52,240
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities (net of foreign capital gains tax of $3,398)	728,792
Foreign currency and foreign currency translations	(13,059)
Net realized gains on investments	715,733
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $3,578)	159,140
Foreign currency and foreign currency translations	63
Net change in unrealized gains (losses) on investments	159,203
Net realized and unrealized gains (losses) on investments	874,936
Net increase in net assets resulting from operations	$927,176
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2026 (unaudited)		Year ended October 31, 2025
Operations
Net investment income		$52,240		$207,692
Net realized gains (losses) on investments		715,733		(45,360)
Net change in unrealized gains (losses) on investments		159,203		1,061,977
Net increase in net assets resulting from operations		927,176		1,224,309
Distributions to shareholders from
Net investment income and net realized gains		(131,788)		(486,681)
Capital share transactions	Shares		Shares
Proceeds from shares sold	49,942	1,351,388	83,131	1,751,808
Reinvestment of distributions	2,406	58,548	17,042	368,673
Payment for shares redeemed	(190,513)	(4,637,998)	(30,437)	(649,779)
Net increase (decrease) in net assets resulting from capital share transactions		(3,228,062)		1,470,702
Total increase (decrease) in net assets		(2,432,674)		2,208,330
Net assets
Beginning of period		8,464,681		6,256,351
End of period		$6,032,007		$8,464,681
The accompanying notes are an integral part of these financial statements.
8 | Allspring Managed Account

Financial highlights
Financial highlights

(For a share outstanding throughout the period)

	Period ended April 30, 2026 (unaudited)	Year ended October 31
		2025	2024	2023[1]
Net asset value, beginning of period	$24.53	$22.73	$19.62	$20.00
Net investment income	0.27 [2]	0.65 [2]	0.69 [2]	0.61 [2]
Net realized and unrealized gains (losses) on investments	5.06	2.84	3.22	(0.44)
Total from investment operations	5.33	3.49	3.91	0.17
Distributions to shareholders from
Net investment income	(0.70)	(0.66)	(0.59)	(0.55)
Net realized gains	0.00	(1.03)	(0.21)	0.00
Total distributions to shareholders	(0.70)	(1.69)	(0.80)	(0.55)
Net asset value, end of period	$29.16	$24.53	$22.73	$19.62
Total return[3]	22.31%	16.57%	20.04%	0.66%
Ratios to average net assets (annualized)
Gross expenses	3.64%	3.04%	3.58%	3.95%
Net expenses[4]	0.00%	0.00%	0.00%	0.00%
Net investment income	2.13%	2.98%	3.03%	3.05%
Supplemental data
Portfolio turnover rate	42%	85%	107%	92%
Net assets, end of period (000s omitted)	$6,032	$8,465	$6,256	$4,515

[1]	For the period from November 16, 2022 (commencement of operations) to October 31, 2023
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 9

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder® Shares - Series EM (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose fund invested primarily in foreign equity securities and is intended to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2026, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from
10 | Allspring Managed Account

Notes to financial statements (unaudited)
changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2026, the aggregate cost of all investments for federal income tax purposes was $4,042,741 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,653,840
Gross unrealized losses	(264,017)
Net unrealized gains	$1,389,823
As of October 31, 2025, the Fund had capital loss carryforwards which consisted of $4,833 in short-term capital losses.
Allspring Managed Account | 11

Notes to financial statements (unaudited)
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$207,077	$0	$0	$207,077
Chile	48,484	0	0	48,484
China	87,682	699,384	0	787,066
Greece	0	75,026	0	75,026
Hungary	0	93,939	0	93,939
India	46,502	924,364	0	970,866
Malaysia	53,807	42,569	0	96,376
Mexico	115,562	0	0	115,562
Philippines	40,885	0	0	40,885
Saudi Arabia	37,599	133,842	0	171,441
Singapore	0	50,315	0	50,315
South Africa	0	120,357	0	120,357
South Korea	0	1,475,404	0	1,475,404
Taiwan	0	899,861	0	899,861
United Arab Emirates	41,260	0	0	41,260
United Kingdom	0	47,159	0	47,159
Preferred stocks
South Korea	0	169,474	0	169,474
Short-term investments
Investment companies	22,012	0	0	22,012
Total assets	$700,870	$4,731,694	$0	$5,432,564
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At April 30, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Allspring Funds Management pays Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund including acquired fund fees and expenses, except portfolio transactions or
12 | Allspring Managed Account

Notes to financial statements (unaudited)
other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended April 30, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended were $2,216,360 and $5,848,034, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended April 30, 2026, there were no borrowings by the Fund under the agreement.
7.CONCENTRATION RISK
Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of April 30, 2026, Allspring Funds Management or one of its affiliates owned 52% of the Fund.
As of the end of the period, the Fund concentrated its portfolio of investments in the Information technology sector and Asia/Pacific ex-Japan. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Managed Account | 13

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

14 | Allspring Managed Account

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Managed Account | 15

This page is intentionally left blank.

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
Attn:  Managed Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: allspringglobal.com
Telephone: 1-888-877-9275

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4904 04-26

Allspring Special Global Small Cap Fund
Long Form Financial Statements
Semi-Annual Report
April 30, 2026

Allspring Special Global Small Cap Fund | 1

Portfolio of investments—April 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.39%
Australia: 1.51%
Ansell Ltd. (Health care, Health care equipment & supplies)	56,398	$1,081,899
Steadfast Group Ltd. (Financials, Insurance)	178,172	548,027
		1,629,926
Canada: 2.66%
Novanta, Inc. (Information technology, Electronic equipment, instruments & components)†	22,175	2,872,328
France: 1.81%
Alten SA (Information technology, IT services)	29,371	1,956,733
Germany: 2.45%
Bechtle AG (Information technology, IT services)	20,574	700,222
CTS Eventim AG & Co. KGaA (Communication services, Entertainment)	15,087	995,798
TAG Immobilien AG (Real estate, Real estate management & development)	54,231	945,730
		2,641,750
Italy: 2.63%
Azimut Holding SpA (Financials, Capital markets)	9,843	417,982
De’ Longhi SpA (Consumer discretionary, Household durables)	14,303	556,191
Interpump Group SpA (Industrials, Machinery)	44,403	1,871,944
		2,846,117
Japan: 12.80%
Daiseki Co. Ltd. (Industrials, Commercial services & supplies)	36,020	964,587
DTS Corp. (Information technology, IT services)	257,700	1,679,401
Fuji Seal International, Inc. (Materials, Containers & packaging)	51,100	807,538
Horiba Ltd. (Information technology, Electronic equipment, instruments & components)	21,500	2,993,594
MEITEC Group Holdings, Inc. (Industrials, Professional services)	104,000	2,082,887
MISUMI Group, Inc. (Industrials, Machinery)	33,700	775,724
Nihon Parkerizing Co. Ltd. (Materials, Chemicals)	115,000	1,057,564
Orix JREIT, Inc. (Real estate, Office REITs)	2,041	1,293,266
Shizuoka Financial Group, Inc. (Financials, Banks)	65,100	1,142,871
Taikisha Ltd. (Industrials, Construction & engineering)	46,300	1,028,405
		13,825,837
Norway: 1.15%
Atea ASA (Information technology, IT services)	51,436	867,195
Elopak ASA (Materials, Containers & packaging)	96,819	373,599
		1,240,794
Spain: 1.85%
Viscofan SA (Consumer staples, Food products)	28,455	2,003,772
Sweden: 1.57%
Asker Healthcare Group AB (Health care, Health care providers & services)†	52,299	427,954
The accompanying notes are an integral part of these financial statements.
2 | Allspring Special Global Small Cap Fund

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
Sweden(continued)
Hexpol AB (Materials, Chemicals)	55,217	$449,439
Loomis AB Class B (Industrials, Commercial services & supplies)	17,788	824,208
		1,701,601
Switzerland: 0.57%
Bossard Holding AG Class A (Industrials, Trading companies & distributors)	3,039	620,363
United Kingdom: 5.90%
Convatec Group PLC (Health care, Health care equipment & supplies)144A	264,463	758,433
Diploma PLC (Industrials, Trading companies & distributors)	12,381	1,171,730
Domino’s Pizza Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	379,769	1,002,018
Elementis PLC (Materials, Chemicals)	198,322	399,403
Lancashire Holdings Ltd. (Financials, Insurance)	153,403	1,198,185
LondonMetric Property PLC (Real estate, Industrial REITs)	299,331	770,501
Nomad Foods Ltd. (Consumer staples, Food products)	110,147	1,070,629
Samarkand Group PLC (Consumer discretionary, Broadline retail)♦†	949,998	1
		6,370,900
United States: 61.49%
Addus HomeCare Corp. (Health care, Health care providers & services)†	13,237	1,282,533
Alamo Group, Inc. (Industrials, Machinery)	10,549	1,829,619
Allegro MicroSystems, Inc. (Information technology, Semiconductors & semiconductor equipment)†	12,625	612,313
Amkor Technology, Inc. (Information technology, Semiconductors & semiconductor equipment)	19,158	1,336,271
Azenta, Inc. (Health care, Life sciences tools & services)†	19,856	487,862
AZZ, Inc. (Industrials, Building products)	14,419	2,062,494
Blackbaud, Inc. (Information technology, Software)†	29,252	1,087,297
BorgWarner, Inc. (Consumer discretionary, Automobile components)	9,759	555,970
Brady Corp. Class A (Industrials, Commercial services & supplies)	25,078	2,051,882
Cactus, Inc. Class A (Energy, Energy equipment & services)	28,429	1,584,064
CDW Corp. (Information technology, Electronic equipment, instruments & components)	17,231	2,359,096
Charles River Laboratories International, Inc. (Health care, Life sciences tools & services)†	3,894	650,181
Chemed Corp. (Health care, Health care providers & services)	1,628	691,867
CNO Financial Group, Inc. (Financials, Insurance)	33,898	1,506,766
CSW Industrials, Inc. (Industrials, Building products)	6,986	2,034,323
Essent Group Ltd. (Financials, Financial services)	24,749	1,497,809
Federal Signal Corp. (Industrials, Machinery)	15,512	1,909,993
Five Below, Inc. (Consumer discretionary, Specialty retail)†	2,698	635,811
FormFactor, Inc. (Information technology, Semiconductors & semiconductor equipment)†	3,187	433,209
Graphic Packaging Holding Co. (Materials, Containers & packaging)	43,975	419,082
Guardian Pharmacy Services, Inc. Class A (Health care, Health care providers & services)†	20,682	767,302
Hanover Insurance Group, Inc. (Financials, Insurance)	14,101	2,646,617
Innospec, Inc. (Materials, Chemicals)	33,564	2,559,591
J&J Snack Foods Corp. (Consumer staples, Food products)	12,394	1,093,894
Kadant, Inc. (Industrials, Machinery)	5,008	1,467,995
The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 3

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
United States(continued)
Legence Corp. Class A (Industrials, Construction & engineering)†	13,732	$1,194,135
Mayville Engineering Co., Inc. (Industrials, Machinery)†	18,667	425,794
MDU Resources Group, Inc. (Utilities, Gas utilities)	34,131	768,971
MSA Safety, Inc. (Industrials, Commercial services & supplies)	9,978	1,660,239
Mueller Industries, Inc. (Industrials, Machinery)	11,726	1,588,052
Okta, Inc. (Information technology, IT services)†	11,859	873,415
Old National Bancorp (Financials, Banks)	65,024	1,558,625
Pattern Group, Inc. Class A (Consumer discretionary, Broadline retail)†	64,305	866,188
Pediatrix Medical Group, Inc. (Health care, Health care providers & services)†	32,690	735,852
Piper Sandler Cos. (Financials, Capital markets)	17,107	1,491,730
Prestige Consumer Healthcare, Inc. (Health care, Pharmaceuticals)†	17,123	964,367
Primo Brands Corp. Class A (Consumer staples, Beverages)	45,370	924,641
PVH Corp. (Consumer discretionary, Textiles, apparel & luxury goods)	8,856	809,793
Quaker Chemical Corp. (Materials, Chemicals)	11,885	1,615,053
Revvity, Inc. (Health care, Life sciences tools & services)	7,650	662,643
RPM International, Inc. (Materials, Chemicals)	11,523	1,174,078
Sanmina Corp. (Information technology, Electronic equipment, instruments & components)†	8,926	1,944,261
Somnigroup International, Inc. (Consumer discretionary, Household durables)	9,671	733,642
StandardAero, Inc. (Industrials, Aerospace & defense)†	54,649	1,358,574
Standex International Corp. (Industrials, Machinery)	3,427	935,571
Steven Madden Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	28,206	1,059,417
Terreno Realty Corp. (Real estate, Industrial REITs)	23,934	1,560,497
Toro Co. (Industrials, Machinery)	8,068	767,832
UFP Technologies, Inc. (Health care, Health care equipment & supplies)†	6,852	1,313,049
UMB Financial Corp. (Financials, Banks)	11,382	1,436,067
Voya Financial, Inc. (Financials, Financial services)	17,004	1,393,648
Watts Water Technologies, Inc. Class A (Industrials, Machinery)	1,924	577,508
WESCO International, Inc. (Industrials, Trading companies & distributors)	1,936	675,896
Winmark Corp. (Consumer discretionary, Specialty retail)	4,755	1,809,230
		66,442,609
Total common stocks (Cost $84,806,676)		104,152,730

		Yield
Short-term investments: 3.16%
Investment companies: 3.16%
Allspring Government Money Market Fund Select Class♠∞		3.60%	3,410,143	3,410,143
Total short-term investments (Cost $3,410,143)				3,410,143
Total investments in securities (Cost $88,216,819)	99.55%			107,562,873
Other assets and liabilities, net	0.45			485,008
Total net assets	100.00%			$108,047,881

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
4 | Allspring Special Global Small Cap Fund

Portfolio of investments—April 30, 2026 (unaudited)

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,866,652	$13,053,352	$(12,509,861)	$0	$0	$3,410,143	3,410,143	$52,906
The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 5

Statement of assets and liabilities—April 30, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $84,806,676)	$104,152,730
Investments in affiliated securities, at value (cost $3,410,143)	3,410,143
Cash	66
Foreign currency, at value (cost $103,424)	103,961
Receivable for dividends	555,795
Receivable for Fund shares sold	12,984
Prepaid expenses and other assets	23,539
Total assets	108,259,218
Liabilities
Management fee payable	70,193
Payable for Fund shares redeemed	58,935
Professional fees payable	27,894
Custody and accounting fees payable	23,987
Administration fees payable	15,523
Shareholder servicing fees payable	14,632
Accrued expenses and other liabilities	173
Total liabilities	211,337
Total net assets	$108,047,881
Net assets consist of
Paid-in capital	$84,958,376
Total distributable earnings	23,089,505
Total net assets	$108,047,881
Computation of net asset value and offering price per share
Net assets–Class A	$72,728,720
Shares outstanding–Class A1	1,901,460
Net asset value per share–Class A	$38.25
Maximum offering price per share – Class A2	$40.58
Net assets–Institutional Class	$35,319,161
Shares outstanding–Institutional Class[1]	856,433
Net asset value per share–Institutional Class	$41.24
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Special Global Small Cap Fund

Statement of operations—six months ended April 30, 2026 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $33,915)	$1,071,789
Income from non-cash dividends	60,119
Income from affiliated securities	52,906
Interest	196
Total investment income	1,185,010
Expenses
Management fee	529,974
Administration fees
Class A	72,644
Class C	82 [1]
Institutional Class	25,247
Shareholder servicing fees
Class A	90,323
Class C	102 [1]
Distribution fee
Class C	307 [1]
Custody and accounting fees	2
Professional fees	29,666
Registration fees	31,603
Shareholder report expenses	15,163
Trustees’ fees and expenses	4,171
Other fees and expenses	15,713
Total expenses	814,997
Less: Fee waivers and/or expense reimbursements
Fund-level	(84,706)
Class A	(955)
Institutional Class	(37)
Net expenses	729,299
Net investment income	455,711
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	4,141,418
Foreign currency and foreign currency translations	(10,816)
Net realized gains on investments	4,130,602
Net change in unrealized gains (losses) on
Unaffiliated securities	558,059
Foreign currency and foreign currency translations	17,830
Net change in unrealized gains (losses) on investments	575,889
Net realized and unrealized gains (losses) on investments	4,706,491
Net increase in net assets resulting from operations	$5,162,202
1 For the period from November 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2026 (unaudited)		Year ended October 31, 2025
Operations
Net investment income		$455,711		$830,696
Net realized gains on investments		4,130,602		356,901
Net change in unrealized gains (losses) on investments		575,889		(815,877)
Net increase in net assets resulting from operations		5,162,202		371,720
Distributions to shareholders from
Net investment income and net realized gains
Class A		(940,994)		(1,238,254)
Class C		0 [1]		(34,561)
Administrator Class		N/A		(46,635)[2]
Institutional Class		(597,896)		(688,820)
Total distributions to shareholders		(1,538,890)		(2,008,270)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	14,199	539,082	31,252	1,134,149
Class C	0 [1]	0 [1]	2,663	56,456
Administrator Class	N/A	N/A	1,781 [2]	69,027 [2]
Institutional Class	67,058	2,712,805	223,423	8,810,574
		3,251,887		10,070,206
Reinvestment of distributions
Class A	23,035	875,992	30,049	1,146,520
Class C	0 [1]	0 [1]	1,600	34,561
Administrator Class	N/A	N/A	1,120 [2]	45,728 [2]
Institutional Class	14,064	576,099	16,000	653,099
		1,452,091		1,879,908
Payment for shares redeemed
Class A	(165,447)	(6,233,648)	(356,979)	(13,150,371)
Class C	(832)[1]	(17,082)[1]	(25,560)	(531,420)
Administrator Class	N/A	N/A	(21,838)[2]	(846,167)[2]
Institutional Class	(227,953)	(9,189,471)	(328,606)	(12,928,860)
		(15,440,201)		(27,456,818)
1 For the period from November 1, 2025 to November 14, 2025
2 For the period from November 1, 2024 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
8 | Allspring Special Global Small Cap Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2026 (unaudited)		Year ended October 31, 2025
	Shares		Shares
Share conversions
Class A	28,628 [3]	$1,045,533 [3]	0	$0
Class C	(51,125)[3]	(1,045,533)[3]	0	0
Administrator Class	N/A	N/A	(63,184)[4]	(2,555,442)[4]
Institutional Class	0	0	62,842 [4]	2,555,442 [4]
		0		0
Net decrease in net assets resulting from capital share transactions		(10,736,223)		(15,506,704)
Total decrease in net assets		(7,112,911)		(17,143,254)
Net assets
Beginning of period		115,160,792		132,304,046
End of period		$108,047,881		$115,160,792
3 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
4 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 9

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2026 (unaudited)	Year ended October 31
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$37.00	$37.42	$32.44	$33.49	$54.12	$36.87
Net investment income (loss)	0.13 [1]	0.22 [1]	0.08 [1]	(0.05)[1]	(0.10)[1]	(0.22)[1]
Net realized and unrealized gains (losses) on investments	1.60	(0.09)	4.90	0.45	(12.76)	17.47
Total from investment operations	1.73	0.13	4.98	0.40	(12.86)	17.25
Distributions to shareholders from
Net investment income	(0.42)	(0.06)	0.00	0.00	0.00	0.00
Net realized gains	(0.06)	(0.49)	0.00	(1.45)	(7.77)	0.00
Total distributions to shareholders	(0.48)	(0.55)	0.00	(1.45)	(7.77)	0.00
Net asset value, end of period	$38.25	$37.00	$37.42	$32.44	$33.49	$54.12
Total return[2]	4.67%	0.31%	15.35%	1.00%	(27.48)%	46.79%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.58%	1.55%	1.61%	1.53%	1.49%
Net expenses	1.42%	1.46%	1.47%	1.50%	1.52%	1.49%
Net investment income (loss)	0.70%	0.59%	0.23%	(0.14)%	(0.25)%	(0.44)%
Supplemental data
Portfolio turnover rate	20%	36%	32%	15%	47%	53%
Net assets, end of period (000s omitted)	$72,729	$74,037	$85,938	$85,554	$97,233	$152,947

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Special Global Small Cap Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2026 (unaudited)	Year ended October 31
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$39.92	$40.32	$34.84	$35.75	$57.05	$38.74
Net investment income (loss)	0.21 [1]	0.35 [1]	0.22 [1]	0.08 [1]	0.02 [1]	(0.06)
Net realized and unrealized gains (losses) on investments	1.71	(0.08)	5.26	0.46	(13.55)	18.37
Total from investment operations	1.92	0.27	5.48	0.54	(13.53)	18.31
Distributions to shareholders from
Net investment income	(0.54)	(0.18)	0.00	0.00	0.00	0.00
Net realized gains	(0.06)	(0.49)	0.00	(1.45)	(7.77)	0.00
Total distributions to shareholders	(0.60)	(0.67)	0.00	(1.45)	(7.77)	0.00
Net asset value, end of period	$41.24	$39.92	$40.32	$34.84	$35.75	$57.05
Total return[2]	4.83%	0.64%	15.73%	1.34%	(27.20)%	47.26%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.26%	1.23%	1.29%	1.19%	1.16%
Net expenses	1.10%	1.14%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss)	1.03%	0.88%	0.54%	0.21%	0.06%	(0.12)%
Supplemental data
Portfolio turnover rate	20%	36%	32%	15%	47%	53%
Net assets, end of period (000s omitted)	$35,319	$40,047	$41,514	$40,407	$47,779	$130,820

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 11

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special Global Small Cap Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund. Additionally, effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2026, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
12 | Allspring Special Global Small Cap Fund

Notes to financial statements (unaudited)
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2026, the aggregate cost of all investments for federal income tax purposes was $89,086,216 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$25,634,322
Gross unrealized losses	(7,157,665)
Net unrealized gains	$18,476,657
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special Global Small Cap Fund | 13

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$1,629,926	$0	$1,629,926
Canada	2,872,328	0	0	2,872,328
France	0	1,956,733	0	1,956,733
Germany	0	2,641,750	0	2,641,750
Italy	0	2,846,117	0	2,846,117
Japan	1,293,266	12,532,571	0	13,825,837
Norway	1,240,794	0	0	1,240,794
Spain	2,003,772	0	0	2,003,772
Sweden	1,701,601	0	0	1,701,601
Switzerland	620,363	0	0	620,363
United Kingdom	3,670,235	2,700,665	0	6,370,900
United States	66,442,609	0	0	66,442,609
Short-term investments
Investment companies	3,410,143	0	0	3,410,143
Total assets	$83,255,111	$24,307,762	$0	$107,562,873
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At April 30, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.950%
Next $500 million	0.925
Next $1 billion	0.900
Next $2 billion	0.875
Next $1 billion	0.850
Next $5 billion	0.840
Over $10 billion	0.830
For the six months ended April 30, 2026, the management fee was equivalent to an annual rate of 0.95% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
14 | Allspring Special Global Small Cap Fund

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2027 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of April 30, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.42%
Institutional Class	1.10
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2026, Allspring Funds Distributor received $1,362 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended April 30, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended April 30, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended were $22,440,193 and $35,085,367, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended April 30, 2026, there were no borrowings by the Fund under the agreement.
Allspring Special Global Small Cap Fund | 15

Notes to financial statements (unaudited)
7.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in industrials sector and in North America. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
16 | Allspring Special Global Small Cap Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Special Global Small Cap Fund | 17

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

18 | Allspring Special Global Small Cap Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4305 04-26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: June 24, 2026

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: June 24, 2026